UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder® Annual report for the year ended October 31, 2017

Seeking
income growth
opportunities
from around
the world

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	3.75%	6.23%	3.40%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.59% for Class A shares as of the prospectus dated January 1, 2018 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of November 30, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.82%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

6	The value of a long-term perspective

8	Summary investment portfolio

15	Financial statements

43	Board of trustees and other officers

Fellow investors:

Equity markets rallied over Capital Income Builder’s fiscal year, supported by strong corporate earnings and signs of a synchronized global economic upturn. Several indexes reached record highs. Higher dividend-paying, more defensive sectors lagged the broader market, especially in the U.S. For the 12 months ended October 31, 2017, the fund achieved a total return of 13.00%, with all dividends reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for more than 40 developed and emerging market country indexes, rose 23.20%. Meanwhile, Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, returned 0.90%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 16.46% for the period.

Dividend income

The fund paid regular dividends of 50 cents per share in December 2016 and in March, June and September of 2017. In addition, a special dividend of 3 cents per share was paid in December. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Prudence guides distribution decisions,

Results at a glance

For periods ended October 31, 2017, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	13.00%	7.57%	3.69%	9.31%
MSCI ACWI (All Country World Index)[1,2]	23.20	10.80	3.70	7.09
Bloomberg Barclays U.S. Aggregate Index[2]	0.90	2.04	4.19	6.40
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	16.09	8.21	4.16	7.15
Lipper Global Equity Income Funds Average[4]	16.46	8.50	2.53	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Sources: MSCI, Bloomberg Index Services Ltd.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Thomson Reuters Lipper.

Capital Income Builder	1

Largest equity holdings

October 31, 2017

Percent of
Company	net assets
AbbVie	2.6%
Philip Morris International	2.1
Royal Dutch Shell	1.9
British American Tobacco	1.7
Verizon Communications	1.7
Sampo	1.5
Novartis	1.3
Lockheed Martin	1.3
Coca-Cola	1.2
Amgen	1.2

as the fund strives to grow income while carefully managing risk. Capital Income Builder recorded a 12-month yield of 3.23%, greater than that of the Lipper Global Equity Income Funds Average (2.59%), MSCI ACWI (2.33%) and the Bloomberg Barclays U.S. Aggregate Index (2.60%).

The current environment

Stocks steadily rose on strong corporate earnings and improving economic fundamentals, especially in Europe and emerging markets. Political events also helped. In the months after Donald Trump’s surprise election win, markets rallied on anticipation of possible tax and regulatory reforms in the U.S. In Europe, investor worries about political risk subsided after centrist candidate Emmanuel Macron handily defeated a far-right rival in the French presidential election.

Globally, information technology stocks led all sectors, benefiting from strong earnings and optimism about consumer demand for next-generation products like Apple’s iPhone X. Rising interest rates boosted financials stocks, while the materials sector rallied on higher metals prices. In contrast, more defensive, high-dividend-paying stocks lagged, including utilities, consumer staples and telecommunication services. Defensive sectors in the U.S. were more mixed. Utilities stocks experienced healthy gains and consumer staples stocks rose modestly.

2	Capital Income Builder

However, telecommunication services stocks declined amid worries about the impact of “cord-cutting” on the cable television business.

International stocks rose, as data pointed to a long-awaited acceleration in economic growth abroad. European equities advanced, fueled by economic data showing stronger consumer demand and higher inflation. In contrast, Japanese stocks lagged, as improvements in economic data were modest relative to other regions. The dollar weakened against most major currencies, boosting returns for U.S.-based investors over the period. In the U.S. bond market, the Federal Reserve raised its benchmark rate three times during the period, which pushed interest rates higher, negatively impacting bond prices. During the later months of 2017, monetary policymakers signaled their cautious optimism on the trajectory of the U.S. economy.

A look at the portfolio

As of October 31, the financials sector comprised the largest share of the fund’s equity holdings, accounting for 11.3% of total assets. Consumer staples followed at 9.3%. Investments in U.S. equities represented 34.0% of the fund’s overall holdings, while non-U.S. equities constituted 37.3%.

In share-price terms, nine of the 10 largest equity holdings in the fund rose over the period. Drug firm Novartis benefited from several positive clinical drug trial results and diminishing concerns over sweeping health care reform in the U.S. Fellow pharmaceutical giant AbbVie also climbed. Elsewhere, tobacco firms Philip Morris and British American Tobacco advanced in a volatile period for tobacco stocks. After rising due to their attractive yields, tobacco stocks plunged in July after the U.S. government unveiled plans to regulate nicotine content in cigarettes. Lockheed Martin, an aerospace and defense company, advanced as global growth accelerated and heightened geopolitical concerns raised the prospects for higher defense spending.

Capital Income Builder and Lipper Global Equity Income Funds Average numbers calculated by Lipper. MSCI ACWI numbers calculated by RIMES. Until September 30, 1998, yield data for the Lipper Global Equity Income Funds Average reflects the average yield of the fund and only two other funds.

Capital Income Builder	3

The New Geography of Investing®

Where a company does business can be more important than where it’s located. Here’s a look at Capital Income Builder’s portfolio through the revenue lens. The charts below show the countries and regions in which the fund’s equity investments are located, and where the revenue comes from.

Capital Income Builder Geographic Exposure

Equity portion breakdown by domicile (%)

	Region	Fund	Index
■	United States	48%	52%
■	Canada	4	3
■	Europe	38	21
■	Japan	1	8
■	Asia-Pacific ex. Japan	6	4
■	Emerging markets	3	12
	Total	100%	100%

Equity portion breakdown by revenue (%)

	Region	Fund	Index
■	United States	40%	40%
■	Canada	4	3
■	Europe	27	18
■	Japan	3	7
■	Asia-Pacific ex. Japan	6	4
■	Emerging markets	20	28
	Total	100%	100%

Source: Capital Group (as of October 31, 2017).

Compared with the MSCI ACWI as a percent of net assets.

Sampo Oyj, a Finnish insurer, also rose. Telecom giant Verizon declined slightly.

Overall, the fund’s fixed income investments produced positive returns. Holdings are largely in government and mortgage-backed securities. In addition to generating income, this portion of Capital Income Builder’s portfolio seeks to provide stability during volatile markets.

The road ahead

Global growth appears to be gaining momentum. The U.S. economic expansion is likely to continue at a moderate pace, while Europe seems to be seeing some modest acceleration. In a market dominated by lower yielding growth stocks, dividend-paying equities like those held in the fund tend to lag. In this environment, the fund benefits from its ability to invest in faster growing, lower yielding companies outside defensive sectors that we believe are poised to increase their dividends over time — companies in industries such as biotechnology or semiconductor manufacturing.

Although the macroeconomic environment is supportive for stocks, we see reasons to be cautious. Valuations are at historic highs on many measures, especially in the U.S. Moreover, potential geopolitical risk remains in the Middle East and the Korean peninsula. In Europe, we have yet to see how Brexit will unfold. In the U.S., domestic political controversies may imperil the tax and regulatory reforms that many in the market have been hoping for. In this environment,

4	Capital Income Builder

we remain focused on identifying attractively valued companies whose strong balance sheets and resilient business models can support sustainable or growing dividends. We also have reduced the fund’s equity to closer to what we view as its neutral position, which is 70% of non-cash assets in stocks and 30% in bonds.

We continue to believe that U.S. interest rates will gradually rise, but remain historically low. Although higher interest rates generally are negative for dividend-paying stocks, they could also allow the fund to generate a greater portion of its income from bonds. We thank you for investing in Capital Income Builder, and we look forward to reporting to you again in six months.

Cordially,

James B. Lovelace
Vice Chairman of the Board

Joyce E. Gordon
President

December 8, 2017

For current information about the fund, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

Capital Income Builder	5

The value of a long-term perspective

$140,000
120,000
90,000
60,000
30,000
10,000
0

Average annual total returns based on a $1,000 investment
(for periods ended October 31, 2017)*

	1 year	5 years	10 years
Class A shares	6.50%	6.31%	3.08%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

Year ended October 31	1987[5]	1988	1989	1990	1991	1992	1993	1994	1995	1996	1997
TOTAL VALUE											
Dividends reinvested[6]	$92	494	556	633	708	792	880	974	1,079	1,200	1,324
Value at year-end[1,6]	$8,990	10,093	11,782	11,590	14,973	16,989	19,973	20,066	23,478	27,409	33,748
CIB total return	(10.1)%	12.3	16.7	(1.6)	29.2	13.5	17.6	0.5	17.0	16.7	23.1

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.

[4]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI (All Country World Index) did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.

[5]	For the period July 30, 1987, commencement of operations, through October 31, 1987.

[6]	Prior to January 1, 2009, dividends from net investment income were declared daily and paid to shareholders quarterly. As of January 1, 2009, the fund began declaring and distributing dividends on a periodic basis. Dividends reinvested reflect quarterly dividends actually paid during the period, while year-end values are adjusted for cumulative dividends accrued but not yet paid.

The results shown are before taxes on fund distributions and sale of fund shares.

6	Capital Income Builder

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Capital Income Builder	7

Summary investment portfolio October 31, 2017

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	56.32%
United Kingdom	13.39
Euro zone*	9.85
Switzerland	3.69
Canada	3.55
Hong Kong	2.17
Taiwan	1.16
Australia	1.03
Singapore	1.03
Other countries	3.59
Short-term securities & other assets less liabilities	4.22
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 70.78%	Shares	Value (000)
Financials 11.27%
Sampo Oyj, Class A1	31,293,932	$1,639,644
Zurich Insurance Group AG	2,669,769	814,860
BNP Paribas SA	9,704,849	757,867
HSBC Holdings PLC (HKD denominated)	36,823,442	359,672
HSBC Holdings PLC (GBP denominated)	28,165,341	274,686
JPMorgan Chase & Co.	5,820,941	585,645
Intesa Sanpaolo SpA	165,213,239	549,830
Other securities		7,140,149
		12,122,353

Consumer staples 9.30%
Philip Morris International Inc.	22,097,031	2,312,233
British American Tobacco PLC	20,666,411	1,336,997
British American Tobacco PLC (ADR)	7,366,157	474,380
Coca-Cola Co.	29,183,700	1,341,867
Imperial Brands PLC	30,553,682	1,246,005
Altria Group, Inc.	17,396,978	1,117,234
Nestlé SA	11,095,771	933,128
Other securities		1,247,494
		10,009,338

Utilities 7.69%
Iberdrola, SA, non-registered shares	138,432,361	1,118,773
SSE PLC[1]	53,393,871	980,046
Dominion Energy, Inc.	9,575,308	776,940
Southern Co.	14,828,134	774,028
Engie SA	43,845,694	741,079
EDP - Energias de Portugal, SA1	184,855,751	659,553
National Grid PLC	51,028,388	614,026
Duke Energy Corp.	5,886,300	519,819
Other securities		2,087,522
		8,271,786

Health care 7.67%
AbbVie Inc.	30,893,000	2,788,092
Novartis AG	17,548,700	1,445,901
Amgen Inc.	7,477,730	1,310,248
GlaxoSmithKline PLC	27,149,000	489,487
AstraZeneca PLC	5,855,348	391,328
AstraZeneca PLC (ADR)	2,841,600	98,035
Other securities		1,725,087
		8,248,178

8	Capital Income Builder

	Shares	Value (000)
Energy 6.51%
Royal Dutch Shell PLC, Class B	47,481,603	$1,527,063
Royal Dutch Shell PLC, Class A	11,085,417	348,275
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	181,694
Royal Dutch Shell PLC, Class A (ADR)	51,846	3,268
Exxon Mobil Corp.	14,518,600	1,210,125
TOTAL SA	9,630,890	537,032
Chevron Corp.	4,212,000	488,129
Other securities		2,706,397
		7,001,983

Telecommunication services 6.25%
Verizon Communications Inc.	37,709,696	1,805,163
Vodafone Group PLC	387,243,664	1,108,869
AT&T Inc.	23,070,710	776,329
Singapore Telecommunications Ltd.	198,069,910	544,907
BCE Inc.	10,827,000	499,934
Other securities		1,989,682
		6,724,884

Information technology 5.54%
Intel Corp.	26,993,450	1,227,932
Microsoft Corp.	12,888,400	1,072,057
Taiwan Semiconductor Manufacturing Co., Ltd.	118,183,000	952,220
Other securities		2,713,070
		5,965,279

Consumer discretionary 4.28%
Las Vegas Sands Corp.	15,561,900	986,313
McDonald’s Corp.	3,334,700	556,595
Other securities		3,056,524
		4,599,432

Industrials 4.26%
Lockheed Martin Corp.	4,398,074	1,355,310
General Electric Co.	38,275,950	771,643
BAE Systems PLC	68,907,100	543,165
Other securities		1,910,570
		4,580,688

Real estate 3.59%
Crown Castle International Corp. REIT	11,826,938	1,266,428
Link REIT	77,901,396	654,554
Other securities		1,942,323
		3,863,305

Materials 1.61%
Rio Tinto PLC	11,205,000	528,085
Other securities		1,199,653
		1,727,738

Miscellaneous 2.81%
Other common stocks in initial period of acquisition		3,023,660

Total common stocks (cost: $64,343,838,000)		76,138,624

Preferred securities 0.01%
Financials 0.01%
Other securities		13,334

Total preferred securities (cost: $17,994,000)		13,334

Rights & warrants 0.00%
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		3,085

Total rights & warrants (cost: $3,041,000)		3,085

Capital Income Builder	9

Convertible stocks 0.49%	Shares	Value (000)
Other 0.41%
Other securities		$439,767

Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		89,173

Total convertible stocks (cost: $464,942,000)		528,940

Bonds, notes & other debt instruments 24.50%	Principal amount (000)
U.S. Treasury bonds & notes 13.25%
U.S. Treasury 12.60%
U.S. Treasury 1.75% 2022	$1,100,000	1,089,341
U.S. Treasury 1.875% 2022	944,750	940,990
U.S. Treasury 2.00% 2024	850,000	839,842
U.S. Treasury 2.125% 2024	900,000	894,483
U.S. Treasury 2.125% 2024	750,000	746,100
U.S. Treasury 2.25% 2027	1,044,741	1,033,479
U.S. Treasury 1.13%–8.75% 2018–2047[2]	7,007,060	7,821,135
U.S. Treasury 5.25%–6.75% 2026–2029	149,000	193,199
		13,558,569

U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Securities 0.38%–2.38% 2025–2047[3]	658,884	700,255

Total U.S. Treasury bonds & notes		14,258,824

Corporate bonds & notes 5.98%
Energy 1.17%
Exxon Mobil Corp. 2.222% 2021	7,750	7,803
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	12,115	11,926
Shell International Finance BV 4.00% 2046	2,750	2,815
Other securities		1,232,688
		1,255,232

Health care 0.86%
AbbVie Inc. 2.30%–4.45% 2020–2046	101,105	102,552
Amgen Inc. 1.85%–2.65% 2021–2026	25,410	24,920
Novartis AG 5.125% 2019	15,000	15,623
Other securities		786,993
		930,088

Consumer staples 0.48%
Altria Group, Inc. 2.63%–9.25% 2019–2046	32,864	34,171
British American Tobacco PLC 2.76%–4.54% 2022–2047[4]	88,930	89,885
Coca-Cola Co. 2.20% 2022	5,250	5,262
Philip Morris International Inc. 2.00%–4.25% 2020–2044	52,915	53,238
Reynolds American Inc. 2.30%–5.85% 2018–2045	61,905	70,043
Other securities		267,358
		519,957

Telecommunication services 0.48%
Verizon Communications Inc. 2.95%–4.50% 2022–2046	47,995	48,513
Other securities		464,142
		512,655
Industrials 0.25%
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	35,905	37,976
Other securities		228,070
		266,046

Information technology 0.24%
Microsoft Corp. 1.55%–4.25% 2021–2047	24,370	25,566
Other securities		237,419
		262,985

10	Capital Income Builder

	Principal amount (000)	Value (000)
Other 2.50%
Other securities		$2,681,709

Total corporate bonds & notes		6,428,672

Mortgage-backed obligations 4.23%
Federal agency mortgage-backed obligations 4.10%
Fannie Mae 4.00% 2047[5,6]	$477,150	499,954
Fannie Mae 0%–7.50% 2020–2047[5,6,7]	1,708,220	1,804,665
Freddie Mac 0%–6.50% 2019–2050[5,6,7]	1,376,163	1,438,529
Other securities		657,812
		4,400,960

Other 0.13%
Other securities		152,907

Total mortgage-backed obligations		4,553,867

Federal agency bonds & notes 0.06%
Fannie Mae 1.25%–2.13% 2021–2026	67,730	66,032

Other 0.98%
Other securities		1,045,167

Total bonds, notes & other debt instruments (cost: $26,160,534,000)		26,352,562

Short-term securities 5.68%
Coca-Cola Co. 1.22%–1.26% due 11/7/2017–1/29/2018[4]	275,000	274,459
ExxonMobil Corp. 1.10%–1.18% due 11/6/2017–12/18/2017	144,500	144,430
Federal Home Loan Bank 0.99%–1.14% due 11/1/2017–1/31/2018	1,799,700	1,796,630
Freddie Mac 1.04%–1.11% due 12/5/2017–3/2/2018	173,700	173,276
Microsoft Corp. 1.18%–1.23% due 11/15/2017–1/23/2018[4]	96,750	96,548
U.S. Treasury Bills 1.01%–1.12% due 11/24/2017–2/8/2018	335,400	334,650
Other securities		3,287,073

Total short-term securities (cost: $6,107,123,000)		6,107,066
Total investment securities 101.46% (cost: $97,097,472,000)		109,143,611
Other assets less liabilities (1.46)%		(1,570,483)

Net assets 100.00%		$107,573,128

Capital Income Builder	11

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. "Other securities" includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $24,876,000, which represented .02% of the net assets of the fund. “Other securities“ also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,348,000, which represented .01% of the net assets of the fund.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 10/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD1,546	EUR1,285	Citibank	11/3/2017	$ 49
USD198,019	GBP146,225	Goldman Sachs	11/6/2017	3,778
USD19,169	GBP14,177	Goldman Sachs	11/6/2017	337
USD211,116	GBP160,000	Citibank	11/21/2017	(1,518)
USD9,507	NZD13,658	Bank of America, N.A.	11/30/2017	166
USD48,771	GBP36,678	JPMorgan Chase	12/15/2017	(13)
				$ 2,799

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2017 (000)
Common stocks 4.68%
Financials 1.53%
Sampo Oyj, Class A	29,229,310	3,953,238	1,888,616	31,293,932	$5,030	$210,326	$82,257	$1,639,644
Mercury General Corp.[8]	2,909,700	—	1,216,059	1,693,641	9,233	(3,866)	7,245	—
								1,639,644
Consumer staples 0.02%
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000	—	(3,648)	2,900	23,752
Utilities 1.52%
SSE PLC	78,291,002	2,687,526	27,584,657	53,393,871	(100,404)	21,451	78,162	980,046
EDP - Energias de Portugal, SA	242,838,428	53,095,630	111,078,307	184,855,751	(2,240)	65,409	44,555	659,553
Ratchaburi Electricity Generating Holding PCL, foreign registered[8]	77,350,000	—	29,713,000	47,637,000	8,058	4,719	4,419	—
								1,639,599
Energy 0.14%
Whitecap Resources Inc.	21,385,000	—	—	21,385,000	—	(17,418)	4,571	153,496
Telecommunication services 0.20%
Com Hem Holding AB	—	14,281,000	—	14,281,000	—	68,033	6,815	214,429
TalkTalk Telecom Group PLC[8]	51,345,000	—	26,916,132	24,428,868	(71,533)	86,114	6,480	—
								214,429

12	Capital Income Builder

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 10/31/2017 (000)
Information technology 0.47%
VTech Holdings Ltd.	20,089,300	—	—	20,089,300	$—	$38,980	$14,063	$285,577
Vanguard International Semiconductor Corp.	91,675,725	23,140,000	—	114,815,725	—	(11,785)	11,299	217,758
Moneysupermarket.com Group PLC[8]	35,588,401	—	35,588,401	—	63,765	(26,841)	1,656	—
								503,335
Consumer discretionary 0.80%
Six Flags Entertainment Corp.	6,160,400	1,325,158	1,450,000	6,035,558	28,361	18,876	16,011	378,973
Greene King PLC	24,691,512	—	—	24,691,512	—	(43,661)	10,562	177,416
AA PLC	36,819,677	1,150,000	—	37,969,677	—	(33,039)	4,613	86,386
Gannett Co., Inc.	8,547,400	—	—	8,547,400	—	7,949	5,470	74,362
Marston’s PLC	41,884,228	11,867,000	3,063,800	50,687,428	(253)	(12,626)	3,930	71,764
DineEquity, Inc.	1,475,000	—	379,449	1,095,551	(7,665)	(31,894)	4,642	52,159
Leifheit AG, non-registered shares	320,000	320,000	—	640,000	—	2,038	1,041	22,764
								863,824

Industrials 0.00%
Abertis Infraestructuras, SA, Class A, non-registered shares[8]	47,468,263	2,877,000	50,345,263	—	234,967	8,115	19,864	—
Covanta Holding Corp.[8]	10,247,332	—	8,767,886	1,479,446	(11,574)	16,533	(2,458)	—
								—

Real estate 0.00%
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT[8]	145,255,000	—	145,255,000	—	18,232	(22,902)	1,906	—
TAG Immobilien AG8	5,417,538	3,040,000	3,040,000	5,417,538	14,354	17,267	5,344	—
Gaming and Leisure Properties, Inc. REIT[8]	10,159,257	2,769,400	10,668,400	2,260,257	47,901	7,157	27,571	—
								—
Total common stocks								5,038,079

Bonds, notes & other debt instruments 0.02%
Real estate 0.00%
Gaming and Leisure Properties, Inc. 4.375% 2021[8]	$550,000	—	—	$550,000	—	(4)	24	—
Gaming and Leisure Properties, Inc. 5.375% 2026[8]	$3,780,000	$550,000	$4,330,000	—	221	(92)	175	—
								—

Utilities 0.02%
EDP Finance BV 3.625% 2024[4]	—	$17,450,000	$2,000,000	$15,450,000	26	293	198	15,694
Total bonds, notes & other debt instruments								15,694
Total 4.70%					$236,479	$365,484	$363,315	$5,053,773

Capital Income Builder	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,111,000, which represented less than .01% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,796,286,000, which represented 4.46% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.
[8]	Unaffiliated issuer at 10/31/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

NZD = New Zealand dollars

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

14	Capital Income Builder

Financial statements

Statement of assets and liabilities at October 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $92,232,780)	$104,089,838
Affiliated issuers (cost: $4,864,692)	5,053,773	$109,143,611
Cash		2,080
Cash denominated in currencies other than U.S. dollars (cost: $3,696)		3,696
Unrealized appreciation on open forward currency contracts		4,330
Receivables for:
Sales of investments	2,122,652
Sales of fund’s shares	83,463
Dividends and interest	380,216
Other	478	2,586,809
		111,740,526
Liabilities:
Unrealized depreciation on open forward currency contracts		1,531
Payables for:
Purchases of investments	4,032,737
Repurchases of fund’s shares	79,295
Investment advisory services	17,189
Services provided by related parties	31,442
Trustees’ deferred compensation	1,482
Other	3,722	4,165,867
Net assets at October 31, 2017		$107,573,128

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,993,007
Undistributed net investment income		235,215
Undistributed net realized gain		1,296,083
Net unrealized appreciation		12,048,823
Net assets at October 31, 2017		$107,573,128

See Notes to Financial Statements

Capital Income Builder	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,712,646 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$71,497,604	1,138,258		$62.81
Class C	5,065,247	80,585		62.86
Class T	11	—	*	62.83
Class F-1	4,715,820	75,087		62.81
Class F-2	8,921,963	142,118		62.78
Class F-3	3,084,731	49,111		62.81
Class 529-A	2,304,329	36,697		62.79
Class 529-C	686,878	10,943		62.77
Class 529-E	94,869	1,511		62.79
Class 529-T	11	—	*	62.82
Class 529-F-1	93,098	1,482		62.81
Class R-1	123,197	1,962		62.80
Class R-2	586,395	9,339		62.79
Class R-2E	33,032	528		62.58
Class R-3	1,025,991	16,338		62.80
Class R-4	838,053	13,347		62.79
Class R-5E	11,189	178		62.75
Class R-5	241,828	3,848		62.84
Class R-6	8,248,882	131,314		62.82

*	Amount less than one thousand.

See Notes to Financial Statements

16	Capital Income Builder

Statement of operations for the year ended October 31, 2017
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $91,764; also includes $362,918 from affiliates)	$3,552,033
Interest (net of non-U.S. taxes of $2; also includes $397 from affiliates)	607,470	$4,159,503
Fees and expenses*:
Investment advisory services	241,303
Distribution services	263,243
Transfer agent services	89,029
Administrative services	23,623
Reports to shareholders	3,515
Registration statement and prospectus	2,833
Trustees’ compensation	781
Auditing and legal	1,924
Custodian	5,495
Other	2,357	634,103
Net investment income		3,525,400

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	4,272,377
Affiliated issuers	236,479
Forward currency contracts	(22,531)
Currency transactions	(10,379)	4,475,946
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,245,248
Affiliated issuers	365,484
Forward currency contracts	(9,802)
Currency translations	1,398	4,602,328
Net realized gain and unrealized appreciation		9,078,274

Net increase in net assets resulting from operations		$12,603,674

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended October 31
	2017	2016
Operations:
Net investment income	$3,525,400	$3,227,855
Net realized gain (loss)	4,475,946	(292,912)
Net unrealized appreciation (depreciation)	4,602,328	(306,890)
Net increase in net assets resulting from operations	12,603,674	2,628,053

Dividends paid to shareholders from net investment income	(3,449,826)	(3,399,496)

Net capital share transactions	(973,184)	3,000,237

Total increase in net assets	8,180,664	2,228,794

Net assets:
Beginning of year	99,392,464	97,163,670
End of year (including undistributed and distributions in excess of net investment income: $235,215 and $(103,080), respectively)	$107,573,128	$99,392,464

See Notes to Financial Statements

Capital Income Builder	17

Notes to financial statements

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

18	Capital Income Builder

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or

Capital Income Builder	19

business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$12,122,353	$—	$—	$12,122,353
Consumer staples	10,009,338	—	—	10,009,338
Utilities	8,271,786	—	—	8,271,786
Health care	8,248,178	—	—	8,248,178
Energy	7,001,983	—	—	7,001,983
Telecommunication services	6,724,884	—	—	6,724,884
Information technology	5,965,279	—	—	5,965,279
Consumer discretionary	4,599,432	—	—	4,599,432
Industrials	4,580,688	—	—	4,580,688
Real estate	3,863,305	—	—	3,863,305
Materials	1,727,738	—	—	1,727,738
Miscellaneous	3,023,660	—	—	3,023,660
Preferred securities	5,380	7,954	—	13,334
Rights & warrants	3,085	—	—	3,085
Convertible stocks	528,940	—	—	528,940
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	14,258,824	—	14,258,824
Corporate bonds & notes	—	6,423,102	5,570	6,428,672
Mortgage-backed obligations	—	4,553,867	—	4,553,867
Federal agency bonds & notes	—	66,032	—	66,032
Other	—	1,045,167	—	1,045,167
Short-term securities	—	6,107,066	—	6,107,066
Total	$76,676,029	$32,462,012	$5,570	$109,143,611

20	Capital Income Builder

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,330	$—	$4,330
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,531)	—	(1,531)
Total	$—	$2,799	$—	$2,799

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Income Builder	21

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $597,975,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the year ended, October 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,330	Unrealized depreciation on open forward currency contracts	$1,531

		Net realized loss		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(22,531)	Net unrealized depreciation on forward currency contracts	$(9,802)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency

22	Capital Income Builder

(“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of October 31, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$166	$—	$(166)	$—	$—
Citibank	49	(49)	—	—	—
Goldman Sachs	4,115	—	—	(4,115)	—
Total	$4,330	$(49)	$(166)	$(4,115)	$—
Liabilities:
Citibank	$1,518	$(49)	$—	$—	$1,469
JPMorgan Chase	13	—	—	—	13
Total	$1,531	$(49)	$—	$—	$1,482

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended October 31, 2017, the fund reclassified $42,000 from undistributed net investment income to capital paid in on shares of beneficial interest, $262,763,000 from undistributed net realized gain to undistributed net investment income and $54,536,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $2,988,012,000.

Capital Income Builder	23

As of October 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$643,268
Undistributed long-term capital gains	1,351,064
Gross unrealized appreciation on investments	14,849,326
Gross unrealized depreciation on investments	(3,260,712)
Net unrealized appreciation on investments	11,588,614
Cost of investments	97,557,796

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended October 31
Share class	2017		2016
Class A	$2,359,038		$2,449,842
Class B1	391		5,543
Class C	137,803		165,318
Class T2	—	[3]
Class F-1	150,862		144,139
Class F-2	297,859		224,843
Class F-3[4]	46,662
Class 529-A	73,407		73,351
Class 529-B1	31		425
Class 529-C	17,038		17,870
Class 529-E	2,804		2,861
Class 529-T2	—	[3]
Class 529-F-1	2,999		2,561
Class R-1	3,264		3,811
Class R-2	15,694		17,620
Class R-2E	594		137
Class R-3	30,361		30,988
Class R-4	26,460		22,961
Class R-5E5	292		—	[3]
Class R-5	8,225		12,087
Class R-6	276,042		225,139
Total	$3,449,826		$3,399,496

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the year ended October 31, 2017, the investment advisory services fee was $241,303,000, which was equivalent to an annualized rate of 0.233% of average daily net assets.

24	Capital Income Builder

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Capital Income Builder	25

For the year ended October 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$172,404	$62,026		$7,028		Not applicable
Class B1	199	29		Not applicable		Not applicable
Class C	54,078	5,002		2,711		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	11,427	5,721		2,288		Not applicable
Class F-2	Not applicable	9,206		4,190		Not applicable
Class F-3[4]	Not applicable	53		672		Not applicable
Class 529-A	5,012	1,718		1,119		$1,527
Class 529-B1	17	3		1		1
Class 529-C	6,713	556		339		462
Class 529-E	458	30		46		63
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	65		42		58
Class R-1	1,274	121		64		Not applicable
Class R-2	4,517	2,121		305		Not applicable
Class R-2E	128	40		11		Not applicable
Class R-3	5,013	1,472		504		Not applicable
Class R-4	2,003	762		401		Not applicable
Class R-5E	Not applicable	11		4		Not applicable
Class R-5	Not applicable	92		115		Not applicable
Class R-6	Not applicable	1		3,783		Not applicable
Total class-specific expenses	$263,243	$89,029		$23,623		$2,111

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $781,000 in the fund’s statement of operations reflects $619,000 in current fees (either paid in cash or deferred) and a net increase of $162,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2017.

26	Capital Income Builder

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net (decrease)
	Sales[1]			dividends				Repurchases[1]		increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class A	$4,887,638	81,385		$2,296,902		38,145		$(11,036,777)	(183,874)	$(3,852,237)	(64,344)
Class B2	163	3		387		7		(89,681)	(1,524)	(89,131)	(1,514)
Class C	556,915	9,263		134,195		2,230		(1,931,873)	(32,149)	(1,240,763)	(20,656)
Class T3	10	—	[4]	—		—		—	—	10	— [4]
Class F-1	1,108,562	18,461		145,692		2,419		(1,281,882)	(21,259)	(27,628)	(379)
Class F-2	4,559,434	76,072		279,493		4,645		(4,173,596)	(69,237)	665,331	11,480
Class F-3[5]	3,181,060	52,158		41,557		670		(230,443)	(3,717)	2,992,174	49,111
Class 529-A	214,315	3,571		73,395		1,219		(324,159)	(5,382)	(36,449)	(592)
Class 529-B2	56	1		31		1		(8,620)	(147)	(8,533)	(145)
Class 529-C	67,350	1,122		17,031		283		(122,570)	(2,041)	(38,189)	(636)
Class 529-E	9,527	158		2,803		46		(14,408)	(239)	(2,078)	(35)
Class 529-T3	10	—	[4]	—	[4]	—	[4]	—	—	10	— [4]
Class 529-F-1	22,284	372		2,998		49		(15,108)	(251)	10,174	170
Class R-1	14,132	235		3,261		54		(39,229)	(654)	(21,836)	(365)
Class R-2	117,654	1,962		15,667		260		(229,441)	(3,819)	(96,120)	(1,597)
Class R-2E	28,017	467		594		10		(8,884)	(150)	19,727	327
Class R-3	235,826	3,927		30,286		503		(322,016)	(5,363)	(55,904)	(933)
Class R-4	219,302	3,658		26,445		439		(229,472)	(3,819)	16,275	278
Class R-5E	11,009	188		291		5		(865)	(15)	10,435	178
Class R-5	73,654	1,231		8,188		136		(68,854)	(1,143)	12,988	224
Class R-6	1,713,253	28,431		276,036		4,582		(1,220,729)	(20,092)	768,560	12,921
Total net increase (decrease)	$17,020,171	282,665		$3,355,252		55,703		$(21,348,607)	(354,875)	$(973,184)	(16,507)

Year ended October 31, 2016

Class A	$6,406,158	112,021		$2,382,869		41,880		$(9,167,996)	(159,692)	$(378,969)	(5,791)
Class B	1,843	32		5,474		97		(306,824)	(5,365)	(299,507)	(5,236)
Class C	897,986	15,687		160,353		2,816		(1,552,478)	(27,071)	(494,139)	(8,568)
Class F-1	1,102,047	19,242		139,055		2,443		(861,777)	(15,011)	379,325	6,674
Class F-2	3,535,895	61,158		205,284		3,605		(1,452,288)	(25,319)	2,288,891	39,444
Class 529-A	217,113	3,791		73,336		1,289		(301,636)	(5,247)	(11,187)	(167)
Class 529-B	335	6		424		7		(21,622)	(378)	(20,863)	(365)
Class 529-C	76,400	1,335		17,866		314		(118,114)	(2,057)	(23,848)	(408)
Class 529-E	10,021	175		2,859		50		(14,202)	(247)	(1,322)	(22)
Class 529-F-1	16,662	288		2,560		45		(12,499)	(217)	6,723	116
Class R-1	19,646	343		3,805		67		(34,944)	(607)	(11,493)	(197)
Class R-2	130,466	2,281		17,581		309		(194,120)	(3,392)	(46,073)	(802)
Class R-2E	21,254	366		137		2		(9,948)	(169)	11,443	199
Class R-3	229,441	3,997		30,883		542		(253,080)	(4,418)	7,244	121
Class R-4	293,727	5,084		22,950		403		(161,837)	(2,827)	154,840	2,660
Class R-5E6	10	—	[4]	—		—		—	—	10	— [4]
Class R-5	85,173	1,494		12,077		213		(279,924)	(4,875)	(182,674)	(3,168)
Class R-6	1,765,044	30,814		225,137		3,953		(368,345)	(6,454)	1,621,836	28,313
Total net increase (decrease)	$14,809,221	258,114		$3,302,650		58,035		$(15,111,634)	(263,346)	$3,000,237	52,803

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.
[6]	Class R-5E shares began investment operations on November 20, 2015.

Capital Income Builder	27

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $54,666,978,000 and $63,591,289,000, respectively, during the year ended October 31, 2017.

28	Capital Income Builder

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class A:
10/31/2017	$57.48	$2.07	$5.29	$7.36	$(2.03)	$62.81	13.00%	$71,498		.59%		3.43%
10/31/2016	57.96	1.91	(.37)	1.54	(2.02)	57.48	2.74	69,127		.60		3.34
10/31/2015	60.76	1.97	(2.38)	(.41)	(2.39)	57.96	(.69)	70,041		.59		3.31
10/31/2014	58.25	2.64	2.28	4.92	(2.41)	60.76	8.64	70,314		.62		4.44
10/31/2013	52.75	1.85	5.88	7.73	(2.23)	58.25	14.99	65,602		.61		3.35
Class C:
10/31/2017	57.51	1.59	5.30	6.89	(1.54)	62.86	12.12	5,065		1.39		2.64
10/31/2016	57.98	1.46	(.37)	1.09	(1.56)	57.51	1.92	5,822		1.40		2.54
10/31/2015	60.77	1.50	(2.39)	(.89)	(1.90)	57.98	(1.48)	6,367		1.38		2.51
10/31/2014	58.25	2.17	2.27	4.44	(1.92)	60.77	7.78	7,027		1.42		3.66
10/31/2013	52.75	1.40	5.88	7.28	(1.78)	58.25	14.06	7,159		1.41		2.55
Class T:
10/31/2017[4,5]	59.80	1.26	2.83	4.09	(1.06)	62.83	6.87 [6,7]	—	[8]	.38	[7,9]	3.59	[7,9]
Class F-1:
10/31/2017	57.48	2.02	5.30	7.32	(1.99)	62.81	12.92	4,716		.67		3.35
10/31/2016	57.96	1.87	(.37)	1.50	(1.98)	57.48	2.66	4,338		.67		3.26
10/31/2015	60.77	1.93	(2.39)	(.46)	(2.35)	57.96	(.76)	3,987		.65		3.25
10/31/2014	58.25	2.69	2.19	4.88	(2.36)	60.77	8.57	3,445		.69		4.53
10/31/2013	52.75	1.82	5.88	7.70	(2.20)	58.25	14.93	4,065		.67		3.30
Class F-2:
10/31/2017	57.45	2.18	5.29	7.47	(2.14)	62.78	13.22	8,922		.41		3.61
10/31/2016	57.94	2.01	(.36)	1.65	(2.14)	57.45	2.93	7,506		.40		3.50
10/31/2015	60.74	2.08	(2.38)	(.30)	(2.50)	57.94	(.49)	5,284		.40		3.50
10/31/2014	58.23	2.59	2.44	5.03	(2.52)	60.74	8.86	4,496		.42		4.37
10/31/2013	52.73	1.94	5.89	7.83	(2.33)	58.23	15.21	2,213		.41		3.52
Class F-3:
10/31/2017[4,10]	58.52	1.66	4.27	5.93	(1.64)	62.81	10.23 [6]	3,085		.30	[9]	3.53	[9]
Class 529-A:
10/31/2017	57.47	2.02	5.29	7.31	(1.99)	62.79	12.91	2,304		.67		3.36
10/31/2016	57.94	1.86	(.36)	1.50	(1.97)	57.47	2.66	2,143		.69		3.25
10/31/2015	60.74	1.91	(2.38)	(.47)	(2.33)	57.94	(.80)	2,170		.68		3.22
10/31/2014	58.23	2.58	2.28	4.86	(2.35)	60.74	8.56	2,229		.72		4.35
10/31/2013	52.74	1.80	5.87	7.67	(2.18)	58.23	14.86	2,063		.70		3.26

See end of table for footnotes.

Capital Income Builder	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class 529-C:
10/31/2017	$57.44	$1.56	$5.29	$6.85	$(1.52)	$62.77	12.06%	$687		1.44%		2.59%
10/31/2016	57.91	1.42	(.37)	1.05	(1.52)	57.44	1.86	665		1.46		2.48
10/31/2015	60.71	1.45	(2.38)	(.93)	(1.87)	57.91	(1.55)	694		1.46		2.44
10/31/2014	58.20	2.12	2.28	4.40	(1.89)	60.71	7.71	728		1.49		3.57
10/31/2013	52.71	1.37	5.87	7.24	(1.75)	58.20	13.99	682		1.48		2.48
Class 529-E:
10/31/2017	57.47	1.88	5.29	7.17	(1.85)	62.79	12.65	95		.90		3.13
10/31/2016	57.94	1.73	(.36)	1.37	(1.84)	57.47	2.42	89		.92		3.02
10/31/2015	60.74	1.77	(2.38)	(.61)	(2.19)	57.94	(1.02)	91		.92		2.98
10/31/2014	58.23	2.44	2.28	4.72	(2.21)	60.74	8.28	94		.95		4.11
10/31/2013	52.73	1.66	5.89	7.55	(2.05)	58.23	14.62	88		.94		3.02
Class 529-T:
10/31/2017[4,5]	59.80	1.24	2.83	4.07	(1.05)	62.82	6.84 [6,7]	—	[8]	.42	[7,9]	3.55	[7,9]
Class 529-F-1:
10/31/2017	57.48	2.16	5.29	7.45	(2.12)	62.81	13.17	93		.44		3.58
10/31/2016	57.96	1.99	(.37)	1.62	(2.10)	57.48	2.87	75		.46		3.47
10/31/2015	60.76	2.05	(2.38)	(.33)	(2.47)	57.96	(.55)	69		.46		3.44
10/31/2014	58.25	2.72	2.27	4.99	(2.48)	60.76	8.78	70		.49		4.58
10/31/2013	52.75	1.92	5.88	7.80	(2.30)	58.25	15.14	63		.48		3.48
Class R-1:
10/31/2017	57.46	1.58	5.30	6.88	(1.54)	62.80	12.10	123		1.39		2.63
10/31/2016	57.94	1.46	(.38)	1.08	(1.56)	57.46	1.91	134		1.40		2.54
10/31/2015	60.73	1.49	(2.37)	(.88)	(1.91)	57.94	(1.48)	146		1.39		2.51
10/31/2014	58.22	2.16	2.27	4.43	(1.92)	60.73	7.79	152		1.42		3.64
10/31/2013	52.72	1.41	5.88	7.29	(1.79)	58.22	14.08	150		1.40		2.55
Class R-2:
10/31/2017	57.46	1.59	5.28	6.87	(1.54)	62.79	12.10	586		1.39		2.64
10/31/2016	57.94	1.45	(.37)	1.08	(1.56)	57.46	1.92	628		1.40		2.54
10/31/2015	60.73	1.51	(2.37)	(.86)	(1.93)	57.94	(1.44)	680		1.35		2.54
10/31/2014	58.22	2.18	2.27	4.45	(1.94)	60.73	7.79	751		1.41		3.67
10/31/2013	52.72	1.43	5.88	7.31	(1.81)	58.22	14.13	759		1.37		2.60
Class R-2E:
10/31/2017	57.30	1.72	5.32	7.04	(1.76)	62.58	12.44	33		1.08		2.86
10/31/2016	57.88	1.60	(.33)	1.27	(1.85)	57.30	2.27	12		1.11		2.80
10/31/2015	60.71	1.75	(2.41)	(.66)	(2.17)	57.88	(1.12)	—	[8]	1.00		2.93
10/31/2014[4,11]	61.50	.16	(.41)	(.25)	(.54)	60.71	(.39)[6,7]	—	[8]	.15	[6,7]	.28	[6,7]

30	Capital Income Builder

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]
Class R-3:
10/31/2017	$57.47	$1.86	$5.29	$7.15	$(1.82)	$62.80	12.61%	$1,026		.94%		3.08%
10/31/2016	57.95	1.70	(.37)	1.33	(1.81)	57.47	2.37	993		.96		2.97
10/31/2015	60.74	1.76	(2.38)	(.62)	(2.17)	57.95	(1.04)	994		.94		2.95
10/31/2014	58.23	2.42	2.28	4.70	(2.19)	60.74	8.26	1,049		.98		4.08
10/31/2013	52.74	1.65	5.87	7.52	(2.03)	58.23	14.57	1,011		.97		3.00
Class R-4:
10/31/2017	57.46	2.04	5.29	7.33	(2.00)	62.79	12.94	838		.64		3.38
10/31/2016	57.95	1.86	(.35)	1.51	(2.00)	57.46	2.68	751		.65		3.24
10/31/2015	60.75	1.94	(2.38)	(.44)	(2.36)	57.95	(.74)	603		.64		3.25
10/31/2014	58.24	2.60	2.28	4.88	(2.37)	60.75	8.58	582		.67		4.38
10/31/2013	52.74	1.82	5.89	7.71	(2.21)	58.24	14.95	530		.65		3.31
Class R-5E:
10/31/2017	57.45	2.18	5.27	7.45	(2.15)	62.75	13.18	11		.43		3.60
10/31/2016[4,12]	57.40	1.84	.30	2.14	(2.09)	57.45	3.82 [6]	—	[8]	.52	[9]	3.40	[9]
Class R-5:
10/31/2017	57.50	2.22	5.30	7.52	(2.18)	62.84	13.29	242		.34		3.69
10/31/2016	57.98	2.11	(.44)	1.67	(2.15)	57.50	2.98	208		.37		3.68
10/31/2015	60.79	2.12	(2.40)	(.28)	(2.53)	57.98	(.45)	394		.34		3.56
10/31/2014	58.27	2.88	2.19	5.07	(2.55)	60.79	8.92	381		.38		4.85
10/31/2013	52.77	2.00	5.87	7.87	(2.37)	58.27	15.28	473		.35		3.62
Class R-6:
10/31/2017	57.49	2.24	5.30	7.54	(2.21)	62.82	13.33	8,249		.30		3.72
10/31/2016	57.97	2.08	(.37)	1.71	(2.19)	57.49	3.05	6,806		.30		3.62
10/31/2015	60.77	2.14	(2.38)	(.24)	(2.56)	57.97	(.40)	5,222		.30		3.60
10/31/2014	58.26	2.76	2.33	5.09	(2.58)	60.77	8.95	4,577		.32		4.66
10/31/2013	52.76	2.04	5.86	7.90	(2.40)	58.26	15.35	2,963		.30		3.69

	Year ended October 31
Portfolio turnover rate for all share classes[13]	2017	2016	2015	2014	2013
Excluding mortgage dollar roll transactions	51%	38%	50%	Not available
Including mortgage dollar roll transactions	73%	47%	63%	55%	69%

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class T and 529-T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

Capital Income Builder	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Capital Income Builder (the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
December 8, 2017

32	Capital Income Builder

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Capital Income Builder	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	5/1/2017	10/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$1,058.29	$3.06	.59%
Class A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class C – actual return	1,000.00	1,054.10	7.14	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	1,059.38	1.97	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	1,057.85	3.48	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	1,059.22	2.13	.41
Class F-2 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-3 – actual return	1,000.00	1,059.86	1.56	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 529-A – actual return	1,000.00	1,057.89	3.42	.66
Class 529-A – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 529-C – actual return	1,000.00	1,053.85	7.40	1.43
Class 529-C – assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class 529-E – actual return	1,000.00	1,056.69	4.61	.89
Class 529-E – assumed 5% return	1,000.00	1,020.72	4.53	.89
Class 529-T – actual return	1,000.00	1,059.15	2.18	.42
Class 529-T – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class 529-F-1 – actual return	1,000.00	1,059.10	2.28	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,022.99	2.24	.44
Class R-1 – actual return	1,000.00	1,054.04	7.25	1.40
Class R-1 – assumed 5% return	1,000.00	1,018.15	7.12	1.40
Class R-2 – actual return	1,000.00	1,054.12	7.14	1.38
Class R-2 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2E – actual return	1,000.00	1,055.72	5.60	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,056.48	4.87	.94
Class R-3 – assumed 5% return	1,000.00	1,020.47	4.79	.94
Class R-4 – actual return	1,000.00	1,057.95	3.32	.64
Class R-4 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class R-5E – actual return	1,000.00	1,059.41	2.08	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,059.55	1.82	.35
Class R-5 – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class R-6 – actual return	1,000.00	1,059.77	1.56	.30
Class R-6 – assumed 5% return	1,000.00	1,023.69	1.53	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2017:

Long-term capital gains	$54,536,000
Qualified dividend income	100%
Corporate dividends received deduction	$1,506,955,000
U.S. government income that may be exempt from state taxation	$301,984,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

34	Capital Income Builder

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40	Capital Income Builder

Approval of Investment Advisory and Service Agreement

Capital Income Builder‘s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objectives of providing a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years and its secondary objective of providing growth of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through March 31, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the MSCI ACWI (All Country World Index), the Bloomberg Barclays U.S. Aggregate Index, the 70%/30% MSCI ACWI/Bloomberg Barclays Index, and the Lipper Global Equity Income Funds Average. They noted that the investment results of the fund were generally in line with the results of these indexes/average for the lifetime period, 20-year period, 10-year period, and five-year period (where data comparisons are available), while recognizing that none of the indexes/average is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered

Capital Income Builder	41

the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

42	Capital Income Builder

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Joseph C. Berenato, 1946	2005	Former Chairman and CEO, Ducommun Incorporated (aerospace components manufacturer)	16	None
Mary Anne Dolan, 1947	2010	Founder and President, MAD Ink (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
John G. Freund, 1953	2016	Founder and Managing Director, Skyline Ventures (a venture capital investor in health care companies)	6	Collegium Pharmaceutical, Inc.; Proteon Therapeutics, Inc.; Tetraphase Pharmaceuticals, Inc.
Pedro J. Greer Jr., 1956	2016	Physician; Chairman of the Board and Associate Dean, Florida International University	3	None
R. Clark Hooper, 1946	2010	Private investor	80	None
Merit E. Janow, 1958	2001	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Leonade D. Jones, 1947	2010	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
Earl Lewis Jr., PhD, 1955	2017	President, The Andrew W. Mellon Foundation; former Executive Vice President, Provost, Emory University	3	2U, Inc.
Stefanie Powers, 1942	1989–1996 1997	Actor, producer, author, entrepreneur; Co-founder and President of The William Holden Wildlife Foundation; founder of The Jaguar Conservation Trust; former conservation consultant to Land Rover and Jaguar North America	3	None
Christopher E. Stone, 1956	2009	President, Open Society Foundations; former Professor of the Practice of Criminal Justice, John F. Kennedy School of Government, Harvard University	6	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Robert J. Denison retired from the fund on December 31, 2016. The trustees thank Mr. Denison for his wise counsel, outstanding service and dedication to the fund.

Interested trustees5,6

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
James B. Lovelace, 1956 Vice Chairman of the Board	1992	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None
Joyce E. Gordon, 1956 President	1996	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 44 for footnotes.

Capital Income Builder	43

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Donald H. Rolfe, 1972 Executive Vice President	2008	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2006	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company;[7]
		Director, The Capital Group Companies, Inc.[7]
Winnie Kwan, 1972 Senior Vice President	2017	Partner — Capital Research Global Investors, Capital International, Inc.[7]
David M. Riley, 1967 Senior Vice President	2006	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Bradley J. Vogt, 1965 Senior Vice President	2010	Chairman, Capital Research Company;[7] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Steven T. Watson, 1955 Senior Vice President	2017	Partner — Capital International Investors, Capital International, Inc.[7]
Grant L. Cambridge, 1962 Vice President	2014	Partner — Capital Research Global Investors, Capital Research and Management Company
M. Taylor Hinshaw, 1973 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company
Caroline Randall, 1974 Vice President	2015	Partner — Capital Research Global Investors, Capital Research Company[7]
Michael W. Stockton, 1967 Secretary	2013	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Jennifer L. Butler, 1966 Assistant Secretary	2013	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, with the exception of Grant L. Cambridge, M. Taylor Hinshaw and Caroline Randall, are officers and/or directors/ trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

44	Capital Income Builder

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive Irvine,
CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete October 31, 2017, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Joseph C. Berenato, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	182,000
2017	177,000

b) Audit-Related Fees:
2016	None
2017	None

c) Tax Fees:
2016	9,000
2017	9,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	17,000
2017	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	9,000
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	2,000
2017	2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $22,000 for fiscal year 2016 and $62,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®

Investment portfolio

October 31, 2017

Common stocks 70.78% Financials 11.27%	Shares	Value (000)
Sampo Oyj, Class A1	31,293,932	$1,639,644
Zurich Insurance Group AG	2,669,769	814,860
BNP Paribas SA	9,704,849	757,867
HSBC Holdings PLC (HKD denominated)	36,823,442	359,672
HSBC Holdings PLC (GBP denominated)	28,165,341	274,686
JPMorgan Chase & Co.	5,820,941	585,645
Intesa Sanpaolo SpA	165,213,239	549,830
Lloyds Banking Group PLC	531,029,265	481,640
CME Group Inc., Class A	3,488,400	478,504
Banco Santander, SA	66,609,299	451,806
Principal Financial Group, Inc.	5,911,000	389,239
KBC Groep NV	4,554,559	378,327
BB&T Corp.	7,029,200	346,118
Wells Fargo & Co.	6,013,800	337,615
Toronto-Dominion Bank (CAD denominated)	5,721,700	325,269
Royal Bank of Canada	3,800,000	297,113
Prudential PLC	11,318,500	278,405
Swedbank AB, Class A	11,026,721	273,704
DBS Group Holdings Ltd	15,280,892	255,373
ABN AMRO Group NV, depository receipts	7,952,747	245,629
Hang Seng Bank Ltd.	8,544,000	202,281
Prudential Financial, Inc.	1,824,600	201,545
Westpac Banking Corp.	7,627,485	192,586
PNC Financial Services Group, Inc.	1,334,668	182,569
St. James’s Place PLC	10,167,448	158,941
UBS Group AG	9,308,000	158,422
Société Générale	2,724,375	151,693
M&T Bank Corp.	909,000	151,594
American International Group, Inc.	2,345,600	151,549
Bank of Montreal	1,586,082	121,504
Svenska Handelsbanken AB, Class A	8,397,969	120,377
Huntington Bancshares Inc.	7,909,015	109,144
Invesco Ltd.	2,858,900	102,320
Bank of China Ltd., Class H	197,819,400	98,638
Mercury General Corp.	1,693,641	94,793
Skandinaviska Enskilda Banken AB, Class A	6,427,221	79,230
Marsh & McLennan Companies, Inc.	973,000	78,745
Bank of Nova Scotia	1,006,400	64,966
Bangkok Bank PCL, nonvoting depository receipt	10,819,000	62,856
New York Community Bancorp, Inc.	3,647,300	45,810
Union National Bank PJSC	34,055,293	39,780
MONETA Money Bank, AS, non-registered shares	7,813,482	26,708
Cerved Information Solutions SPA, non-registered shares	416,136	5,356
		12,122,353

Capital Income Builder — Page 1 of 30

Common stocks Consumer staples 9.30%	Shares	Value (000)
Philip Morris International Inc.	22,097,031	$2,312,233
British American Tobacco PLC	20,666,411	1,336,997
British American Tobacco PLC (ADR)	7,366,157	474,380
Coca-Cola Co.	29,183,700	1,341,867
Imperial Brands PLC	30,553,682	1,246,005
Altria Group, Inc.	17,396,978	1,117,234
Nestlé SA	11,095,771	933,128
Diageo PLC	10,439,400	356,610
Kimberly-Clark Corp.	2,425,984	272,947
Procter & Gamble Co.	2,079,000	179,501
Japan Tobacco Inc.	4,402,900	145,092
PepsiCo, Inc.	862,000	95,018
Unilever NV, depository receipts	1,020,000	59,295
Kraft Heinz Co.	710,433	54,938
Unilever PLC	944,700	53,570
Convenience Retail Asia Ltd.1	51,330,000	23,752
SalMar ASA	226,953	6,771
		10,009,338
Utilities 7.69%
Iberdrola, SA, non-registered shares	138,432,361	1,118,773
SSE PLC1	53,393,871	980,046
Dominion Energy, Inc.	9,575,308	776,940
Southern Co.	14,828,134	774,028
Engie SA	43,845,694	741,079
EDP - Energias de Portugal, SA1	184,855,751	659,553
National Grid PLC	51,028,388	614,026
Duke Energy Corp.	5,886,300	519,819
Enel SPA	54,980,725	341,036
Exelon Corp.	8,337,000	335,231
Power Assets Holdings Ltd.	33,142,000	287,179
CMS Energy Corp.	4,997,700	241,739
CK Infrastructure Holdings Ltd.	27,673,000	240,854
PG&E Corp.	3,795,900	219,289
Glow Energy PCL, foreign registered	38,648,000	104,706
Red Eléctrica de Corporación, SA	4,063,156	89,974
Ratchaburi Electricity Generating Holding PCL, foreign registered	47,637,000	79,945
Pennon Group PLC	6,702,451	70,681
Sempra Energy	376,000	44,180
Infratil Ltd.	14,867,000	32,708
		8,271,786
Health care 7.67%
AbbVie Inc.	30,893,000	2,788,092
Novartis AG	17,548,700	1,445,901
Amgen Inc.	7,477,730	1,310,248
GlaxoSmithKline PLC	27,149,000	489,487
AstraZeneca PLC	5,855,348	391,328
AstraZeneca PLC (ADR)	2,841,600	98,035
Johnson & Johnson	3,373,000	470,230
Pfizer Inc.	11,640,150	408,104
Roche Holding AG, non-registered shares, nonvoting	1,204,642	278,324
Abbott Laboratories	4,328,900	234,756
Takeda Pharmaceutical Co. Ltd.	2,502,000	140,717
ConvaTec Group PLC	32,817,314	85,386

Capital Income Builder — Page 2 of 30

Common stocks Health care (continued)	Shares	Value (000)
Eli Lilly and Co.	683,500	$56,006
Merck & Co., Inc.	936,000	51,564
		8,248,178
Energy 6.51%
Royal Dutch Shell PLC, Class B	47,481,603	1,527,063
Royal Dutch Shell PLC, Class A	11,085,417	348,275
Royal Dutch Shell PLC, Class B (ADR)	2,779,900	181,694
Royal Dutch Shell PLC, Class A (ADR)	51,846	3,268
Exxon Mobil Corp.	14,518,600	1,210,125
TOTAL SA	9,630,890	537,032
Chevron Corp.	4,212,000	488,129
Occidental Petroleum Corp.	6,960,103	449,414
Enbridge Inc. (CAD denominated)	10,137,943	389,613
TransCanada Corp.	7,419,183	352,240
Williams Companies, Inc.	9,753,900	277,986
Helmerich & Payne, Inc.	4,332,215	235,283
BP PLC	33,865,992	229,484
Suncor Energy Inc.	5,525,900	187,609
Whitecap Resources Inc.1	21,385,000	153,496
Inter Pipeline Ltd.	7,270,300	147,874
Kinder Morgan, Inc.	7,105,700	128,684
Baker Hughes, a GE Co., Class A	3,596,000	113,022
ConocoPhillips	815,100	41,692
		7,001,983
Telecommunication services 6.25%
Verizon Communications Inc.	37,709,696	1,805,163
Vodafone Group PLC	387,243,664	1,108,869
AT&T Inc.	23,070,710	776,329
Singapore Telecommunications Ltd.	198,069,910	544,907
BCE Inc.	10,827,000	499,934
Nippon Telegraph and Telephone Corp.	7,519,300	361,929
Koninklijke KPN NV	64,285,227	221,952
Com Hem Holding AB1	14,281,000	214,429
BT Group PLC	61,497,100	212,606
TELUS Corp.	5,658,508	204,919
HKT Trust and HKT Ltd., units	139,282,860	170,145
Telia Co. AB	30,835,000	142,726
Inmarsat PLC	16,690,499	137,660
Intouch Holdings PCL, nonvoting depository receipts	32,221,806	56,257
Intouch Holdings PCL, foreign registered	27,278,194	47,626
freenet AG	2,504,900	83,698
TalkTalk Telecom Group PLC	24,428,868	69,270
CenturyLink, Inc.	3,500,000	66,465
		6,724,884
Information technology 5.54%
Intel Corp.	26,993,450	1,227,932
Microsoft Corp.	12,888,400	1,072,057
Taiwan Semiconductor Manufacturing Co., Ltd.	118,183,000	952,220
Broadcom Ltd.	1,761,000	464,746
Texas Instruments Inc.	3,838,900	371,183
Apple Inc.	1,760,000	297,510
Cisco Systems, Inc.	8,600,000	293,690

Capital Income Builder — Page 3 of 30

Common stocks Information technology (continued)	Shares	Value (000)
VTech Holdings Ltd.1	20,089,300	$285,577
International Business Machines Corp.	1,783,395	274,750
Vanguard International Semiconductor Corp.1	114,815,725	217,758
HP Inc.	8,279,300	178,419
QUALCOMM Inc.	3,005,800	153,326
Western Union Co.	4,712,000	93,580
Accenture PLC, Class A	323,300	46,025
Xilinx, Inc.	495,400	36,506
		5,965,279
Consumer discretionary 4.28%
Las Vegas Sands Corp.	15,561,900	986,313
McDonald’s Corp.	3,334,700	556,595
Six Flags Entertainment Corp.1	6,035,558	378,973
Ford Motor Co.	23,655,000	290,247
Target Corp.	4,500,000	265,680
NEXT PLC	3,467,000	226,597
ITV PLC	95,368,760	208,362
ProSiebenSat.1 Media SE	5,954,889	207,715
SES SA, Class A (FDR)	12,260,150	199,366
Greene King PLC1	24,691,512	177,416
Sands China Ltd.	32,510,800	153,148
Modern Times Group MTG AB, Class B	3,156,462	120,427
Daimler AG	1,345,400	111,725
William Hill PLC	27,608,000	94,749
AA PLC1	37,969,677	86,386
Gannett Co., Inc.1	8,547,400	74,362
Marston’s PLC1	50,687,428	71,764
Hyundai Motor Co.	430,900	61,923
Toyota Motor Corp.	1,003,000	61,659
Stella International Holdings Ltd.	32,259,000	52,515
DineEquity, Inc.1	1,095,551	52,159
BCA Marketplace PLC	15,524,700	42,939
Ladbrokes Coral Group PLC	25,130,000	42,522
Fielmann AG	265,442	23,267
Leifheit AG, non-registered shares1	640,000	22,764
Pacific Textiles Holdings Ltd.	17,431,000	18,344
Chow Sang Sang Holdings International Ltd.	5,278,000	11,515
		4,599,432
Industrials 4.26%
Lockheed Martin Corp.	4,398,074	1,355,310
General Electric Co.	38,275,950	771,643
BAE Systems PLC	68,907,100	543,165
Sydney Airport, units	75,343,388	409,991
Boeing Co.	1,151,500	297,064
Airbus SE, non-registered shares	2,219,389	226,856
Singapore Technologies Engineering Ltd	73,375,000	187,327
Nielsen Holdings PLC	3,903,000	144,684
Deutsche Post AG	3,085,000	141,299
Adecco Group AG	1,178,100	93,466
United Technologies Corp.	600,000	71,856
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	71,042
Caterpillar Inc.	383,200	52,039
Kühne + Nagel International AG	273,416	47,741

Capital Income Builder — Page 4 of 30

Common stocks Industrials (continued)	Shares	Value (000)
Air New Zealand Ltd.	16,028,682	$36,196
Transurban Group	3,668,056	34,053
Safran SA	272,000	28,652
Covanta Holding Corp.	1,479,446	23,819
PayPoint PLC	1,905,000	23,239
CTCI Corp. (Taiwan)	9,300,000	14,416
R.R. Donnelley & Sons Co.	742,351	6,830
		4,580,688
Real estate 3.59%
Crown Castle International Corp. REIT	11,826,938	1,266,428
Link REIT	77,901,396	654,554
Extra Space Storage Inc. REIT	3,983,000	324,973
Iron Mountain Inc. REIT	8,058,956	322,358
Public Storage REIT	1,075,255	222,847
Lamar Advertising Co. REIT, Class A	2,555,817	180,032
Hospitality Properties Trust REIT	4,941,000	141,214
American Campus Communities, Inc. REIT	2,794,000	116,174
Nexity SA, Class A, non-registered shares	1,762,815	108,318
Fibra Uno Administración, SA de CV REIT	61,121,200	96,185
TAG Immobilien AG	5,417,538	93,176
Unibail-Rodamco SE, non-registered shares REIT	343,130	85,874
Gaming and Leisure Properties, Inc. REIT	2,260,257	82,590
Ventas, Inc. REIT	738,900	46,366
OUTFRONT Media Inc. REIT	1,907,400	44,729
Land and Houses PCL, foreign registered	93,421,998	30,653
Allied Properties REIT	936,000	29,993
Castellum AB, non-registered shares	1,049,798	16,841
		3,863,305
Materials 1.61%
Rio Tinto PLC	11,205,000	528,085
Amcor Ltd.	24,645,769	298,784
Agrium Inc.	2,479,900	270,111
Potash Corp. of Saskatchewan Inc.	10,768,200	209,657
Givaudan SA	51,200	114,342
BHP Billiton PLC	6,036,000	109,228
DowDuPont Inc.	1,486,400	107,481
BASF SE	470,000	51,255
Praxair, Inc.	265,500	38,795
		1,727,738
Miscellaneous 2.81%
Other common stocks in initial period of acquisition		3,023,660
Total common stocks (cost: $64,343,838,000)		76,138,624
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, noncumulative2	13,000	7,954
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,380
Total preferred securities (cost: $17,994,000)		13,334

Capital Income Builder — Page 5 of 30

Rights & warrants 0.00% Miscellaneous 0.00%	Shares	Value (000)
Other rights & warrants in initial period of acquisition		$3,085
Total rights & warrants (cost: $3,041,000)		3,085
Convertible stocks 0.49% Utilities 0.22%
NextEra Energy, Inc. 6.123% convertible preferred 2019	2,200,000	125,400
Dominion Resources, Inc., convertible preferred, Series A, units	2,168,702	113,488
		238,888
Real estate 0.16%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,374,794	173,458
Energy 0.03%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	729,294	27,421
Miscellaneous 0.08%
Other convertible stocks in initial period of acquisition		89,173
Total convertible stocks (cost: $464,942,000)		528,940
Bonds, notes & other debt instruments 24.50% U.S. Treasury bonds & notes 13.25% U.S. Treasury 12.60%	Principal?amount (000)
U.S. Treasury 3.50% 20183	$75,000	75,500
U.S. Treasury 1.125% 2019	16,257	16,181
U.S. Treasury 1.50% 2019	431	430
U.S. Treasury 1.75% 2019	13,570	13,609
U.S. Treasury 3.125% 2019	100,000	102,408
U.S. Treasury 8.125% 2019	93,440	104,281
U.S. Treasury 1.125% 2020	51,950	51,290
U.S. Treasury 1.25% 2020	40,700	40,329
U.S. Treasury 1.375% 2020	70,000	69,479
U.S. Treasury 1.375% 2020	69,577	68,830
U.S. Treasury 1.375% 2020	16,500	16,393
U.S. Treasury 1.50% 2020	82,787	82,313
U.S. Treasury 1.50% 2020	23,008	22,901
U.S. Treasury 1.625% 2020	52,000	51,885
U.S. Treasury 1.75% 2020	36,615	36,623
U.S. Treasury 3.625% 2020	700	731
U.S. Treasury 8.50% 2020	76,000	87,863
U.S. Treasury 8.75% 2020	179,000	210,849
U.S. Treasury 8.75% 2020	165,000	196,789
U.S. Treasury 1.125% 2021	89,668	87,300
U.S. Treasury 1.375% 2021	19,000	18,750
U.S. Treasury 1.75% 2021	75,161	74,706
U.S. Treasury 2.00% 2021	125,380	125,899
U.S. Treasury 2.25% 2021	42,570	43,162
U.S. Treasury 3.125% 2021	75,000	78,381
U.S. Treasury 3.625% 2021	31,600	33,455
U.S. Treasury 8.00% 2021	337,500	417,933

Capital Income Builder — Page 6 of 30

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 8.125% 2021	$124,000	$152,505
U.S. Treasury 1.75% 2022	1,100,000	1,089,341
U.S. Treasury 1.75% 2022	271,300	268,459
U.S. Treasury 1.875% 2022	944,750	940,990
U.S. Treasury 1.875% 2022	89,501	88,938
U.S. Treasury 2.00% 2022	78,892	78,873
U.S. Treasury 2.00% 2022	34,650	34,603
U.S. Treasury 2.125% 2022	67,680	67,947
U.S. Treasury 7.25% 2022	137,500	170,565
U.S. Treasury 7.625% 2022	39,700	50,360
U.S. Treasury 1.375% 2023	50,000	48,055
U.S. Treasury 1.50% 2023	64,170	62,345
U.S. Treasury 1.625% 2023	203,700	198,671
U.S. Treasury 2.125% 2023	116,269	116,205
U.S. Treasury 2.25% 2023	150,000	150,843
U.S. Treasury 6.25% 2023	270,000	331,214
U.S. Treasury 7.125% 2023	259,800	325,846
U.S. Treasury 1.875% 2024	2,000	1,957
U.S. Treasury 2.00% 2024	850,000	839,842
U.S. Treasury 2.00% 2024	250,000	246,875
U.S. Treasury 2.00% 2024	220,350	217,853
U.S. Treasury 2.125% 2024	900,000	894,483
U.S. Treasury 2.125% 2024	750,000	746,100
U.S. Treasury 2.125% 2024	220,000	219,382
U.S. Treasury 2.125% 2024	17,000	16,942
U.S. Treasury 2.25% 2024	325,000	325,546
U.S. Treasury 2.25% 2024	141,375	142,076
U.S. Treasury 2.25% 2024	55,000	55,060
U.S. Treasury 7.50% 2024	150,000	201,913
U.S. Treasury 6.875% 2025	75,000	99,899
U.S. Treasury 7.625% 2025	50,000	68,231
U.S. Treasury 2.00% 2026	95,400	92,676
U.S. Treasury 6.00% 2026	156,000	199,948
U.S. Treasury 6.50% 2026	178,000	238,896
U.S. Treasury 6.75% 2026	35,000	47,428
U.S. Treasury 2.25% 2027	1,044,741	1,033,479
U.S. Treasury 2.25% 2027	150	149
U.S. Treasury 6.125% 2027	212,000	283,584
U.S. Treasury 6.375% 2027	85,000	115,109
U.S. Treasury 6.625% 2027	65,000	88,461
U.S. Treasury 5.25% 2028	89,000	113,718
U.S. Treasury 5.50% 2028	140,000	181,584
U.S. Treasury 5.25% 2029	25,000	32,053
U.S. Treasury 6.125% 2029	30,000	41,461
U.S. Treasury 6.25% 2030	193,000	272,672
U.S. Treasury 2.875% 2045	76,415	76,506
U.S. Treasury 2.75% 2047	60,000	58,495
U.S. Treasury 3.00% 2047	294,794	302,161
		13,558,569
U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Security 2.375% 20254	167,877	191,419
U.S. Treasury Inflation-Protected Security 2.00% 20264	54,794	61,521
U.S. Treasury Inflation-Protected Security 0.375% 20274	181,916	179,601

Capital Income Builder — Page 7 of 30

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal?amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.375% 20274	$25,090	$24,819
U.S. Treasury Inflation-Protected Security 2.375% 20274	43,825	51,131
U.S. Treasury Inflation-Protected Security 2.125% 20414	829	1,052
U.S. Treasury Inflation-Protected Security 0.75% 20424	51,117	49,575
U.S. Treasury Inflation-Protected Security 1.375% 20444	77,501	85,817
U.S. Treasury Inflation-Protected Security 0.875% 20474	55,935	55,320
		700,255
Total U.S. Treasury bonds & notes		14,258,824
Corporate bonds & notes 5.98% Energy 1.17%
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.735% 20215,6,7,8	3,275	239
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.485% 20205,6,7,8	1,417	1,059
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,105
Anadarko Petroleum Corp. 5.55% 2026	27,790	31,318
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,881
Anadarko Petroleum Corp. 6.60% 2046	6,425	8,147
APT Pipelines Ltd. 4.20% 20252	4,440	4,606
Boardwalk Pipelines, LP 4.95% 2024	4,695	5,016
Canadian Natural Resources Ltd. 2.95% 2023	6,770	6,814
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,037
Canadian Natural Resources Ltd. 3.85% 2027	35,560	36,375
Canadian Natural Resources Ltd. 4.95% 2047	1,975	2,154
Cenovus Energy Inc. 3.00% 2022	16,340	16,187
Cenovus Energy Inc. 3.80% 2023	6,120	6,238
Cenovus Energy Inc. 4.25% 20272	29,370	29,524
Cenovus Energy Inc. 5.25% 20372	2,646	2,713
Cenovus Energy Inc. 5.40% 20472	13,280	13,777
Chevron Corp. 1.561% 2019	7,400	7,382
Chevron Corp. 2.10% 2021	20,720	20,719
Chevron Corp. 2.498% 2022	10,540	10,660
ConocoPhillips 4.95% 2026	4,320	4,915
Devon Energy Corp. 5.85% 2025	1,480	1,710
Devon Energy Corp. 5.00% 2045	7,825	8,304
Diamond Offshore Drilling, Inc. 7.875% 2025	7,500	8,053
Diamond Offshore Drilling, Inc. 5.70% 2039	400	338
Diamond Offshore Drilling, Inc. 4.875% 2043	18,910	14,277
Ecopetrol SA 5.875% 2023	3,575	4,040
Ecopetrol SA 5.875% 2045	1,425	1,414
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,498
Enbridge Energy Partners, LP 5.20% 2020	650	691
Enbridge Energy Partners, LP 5.875% 2025	30,860	35,385
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,777
Enbridge Energy Partners, LP 7.375% 2045	44,505	59,090
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	23,692
Enbridge Inc. 2.90% 2022	1,083	1,090
Enbridge Inc. 4.00% 2023	10,224	10,698
Enbridge Inc. 3.70% 2027	7,670	7,785
Energy Transfer Partners, LP 4.75% 2026	1,250	1,318
Energy Transfer Partners, LP 4.00% 2027	8,445	8,416
Energy Transfer Partners, LP 4.20% 2027	18,800	19,055
Energy Transfer Partners, LP 5.50% 2027	1,000	1,065
Energy Transfer Partners, LP 6.125% 2045	8,265	9,065

Capital Income Builder — Page 8 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Energy Transfer Partners, LP 5.30% 2047	$15,950	$15,849
Energy Transfer Partners, LP 5.40% 2047	10,421	10,597
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,934
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,960
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,944
EnLink Midstream Partners, LP 4.85% 2026	5,489	5,792
EnLink Midstream Partners, LP 5.05% 2045	5,095	5,004
EnLink Midstream Partners, LP 5.45% 2047	705	734
Ensco PLC 5.20% 2025	4,265	3,615
Ensco PLC 5.75% 2044	1,000	688
EQT Corp. 3.00% 2022	4,940	4,926
EQT Corp. 3.90% 2027	17,145	17,113
Exxon Mobil Corp. 2.222% 2021	7,750	7,803
Genel Energy Finance 3 Ltd. 7.50% 20192	11,000	10,230
Halliburton Co. 3.80% 2025	17,280	17,966
Halliburton Co. 5.00% 2045	14,455	16,223
Husky Energy Inc. 7.25% 2019	4,500	4,952
Kinder Morgan 3.15% 2023	2,380	2,397
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	8,072
Kinder Morgan Energy Partners, LP 5.40% 2044	6,505	6,831
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	3,389
Kinder Morgan Finance Co. 5.05% 2046	8,695	8,999
Kinder Morgan, Inc. 4.30% 2025	126,352	132,866
Kinder Morgan, Inc. 5.55% 2045	55,760	60,784
Marathon Oil Corp. 4.40% 2027	33,055	33,998
MPLX LP 4.125% 2027	4,890	5,039
MPLX LP 5.20% 2047	755	811
Murphy Oil Corp. 5.75% 2025	2,175	2,251
NGL Energy Partners LP 5.125% 2019	3,100	3,108
NGPL PipeCo LLC 4.375% 20222	235	242
NGPL PipeCo LLC 4.875% 20272	280	291
NGPL PipeCo LLC 7.768% 20372	2,000	2,505
Noble Corp. PLC 5.75% 2018	590	597
Noble Corp. PLC 7.70% 2025	3,570	3,124
Noble Corp. PLC 8.70% 2045	5,020	4,041
Noble Energy, Inc. 3.85% 2028	4,490	4,516
Noble Energy, Inc. 4.95% 2047	11,850	12,410
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,597
Petrobras Global Finance Co. 6.25% 2024	1,250	1,344
Petrobras Global Finance Co. 5.299% 20252	12,500	12,556
Petrobras Global Finance Co. 7.375% 2027	1,365	1,518
Petrobras Global Finance Co. 5.999% 20282	5,920	5,998
Petrobras Global Finance Co. 7.25% 2044	300	315
Petrobras Global Finance Co. 6.85% 2115	2,075	1,994
Petróleos Mexicanos 4.50% 2026	11,830	11,693
Petróleos Mexicanos 6.875% 2026	38,055	42,884
Petróleos Mexicanos 6.50% 20272	4,940	5,398
Petróleos Mexicanos 5.50% 2044	3,650	3,307
Petróleos Mexicanos 5.625% 2046	7,340	6,709
Petróleos Mexicanos 6.75% 20472	13,500	13,948
Petróleos Mexicanos 6.75% 2047	12,419	12,831
Phillips 66 Partners LP 4.30% 2022	11,525	12,356
Phillips 66 Partners LP 3.605% 2025	1,075	1,084
Phillips 66 Partners LP 3.55% 2026	5,195	5,151

Capital Income Builder — Page 9 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Phillips 66 Partners LP 3.75% 2028	$1,340	$1,348
Phillips 66 Partners LP 4.68% 2045	160	162
Phillips 66 Partners LP 4.90% 2046	1,485	1,545
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,413
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20192,7	1,415	1,401
QGOG Constellation SA 9.50% 20242,7,9	500	381
Range Resources Corp. 4.875% 2025	1,500	1,455
Rice Energy Inc. 6.25% 2022	1,750	1,833
Rice Energy Inc. 7.25% 2023	1,500	1,617
Royal Dutch Shell PLC 1.75% 2021	10,865	10,692
Royal Dutch Shell PLC 3.75% 2046	1,250	1,234
Sabine Pass Liquefaction, LLC 5.625% 2025	12,895	14,346
Sabine Pass Liquefaction, LLC 5.00% 2027	11,650	12,542
Sabine Pass Liquefaction, LLC 4.20% 2028	2,950	3,015
Schlumberger BV 4.00% 20252	25,760	27,181
Seven Generations Energy Ltd. 6.75% 20232	325	347
Shell International Finance BV 4.00% 2046	2,750	2,815
Southwestern Energy Co. 6.70% 2025	10,335	10,593
Spectra Energy Partners, LP 2.95% 2018	4,040	4,077
Sunoco LP 6.25% 2021	3,250	3,412
Targa Resources Partners LP 4.125% 2019	4,000	4,042
Targa Resources Partners LP 5.125% 2025	775	801
TC PipeLines, LP 4.375% 2025	5,345	5,619
Tesoro Logistics LP 5.50% 2019	575	608
Tesoro Logistics LP 6.25% 2022	1,400	1,498
TransCanada Corp. 6.50% 2018	10,000	10,370
TransCanada Corp. 5.875% 2076	61,650	67,507
TransCanada Corp., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.525% 20678	8,000	7,440
Transportadora de Gas Peru SA 4.25% 20282,7	2,175	2,254
Valero Energy Partners LP 4.375% 2026	4,466	4,678
Western Gas Partners LP 2.60% 2018	1,375	1,381
Western Gas Partners LP 3.95% 2025	3,035	3,069
Western Gas Partners LP 4.65% 2026	7,292	7,671
Williams Companies, Inc. 4.55% 2024	2,250	2,362
Williams Partners LP 4.125% 2020	5,000	5,219
Williams Partners LP 4.00% 2025	1,980	2,048
Williams Partners LP 3.75% 2027	5,700	5,730
Williams Partners LP 5.10% 2045	1,500	1,615
		1,255,232
Health care 0.86%
Abbott Laboratories 2.80% 2020	2,645	2,687
Abbott Laboratories 2.90% 2021	22,805	23,179
Abbott Laboratories 3.40% 2023	10,310	10,578
Abbott Laboratories 3.75% 2026	37,935	39,200
Abbott Laboratories 4.90% 2046	8,655	9,735
AbbVie Inc. 2.50% 2020	24,235	24,442
AbbVie Inc. 2.30% 2021	11,485	11,479
AbbVie Inc. 3.20% 2022	10,015	10,269
AbbVie Inc. 2.85% 2023	3,055	3,070
AbbVie Inc. 3.20% 2026	32,125	31,983
AbbVie Inc. 4.45% 2046	20,190	21,309
Aetna Inc. 2.80% 2023	1,095	1,090
Allergan PLC 2.35% 2018	17,700	17,742

Capital Income Builder — Page 10 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Allergan PLC 3.00% 2020	$6,830	$6,937
Allergan PLC 3.45% 2022	8,840	9,093
Allergan PLC 3.80% 2025	34,988	35,866
Allergan PLC 4.75% 2045	1,003	1,063
Amgen Inc. 1.85% 2021	8,835	8,664
Amgen Inc. 2.65% 2022	8,000	8,037
Amgen Inc. 2.60% 2026	8,575	8,219
AstraZeneca PLC 2.375% 2022	10,000	9,934
Baxalta Inc. 4.00% 2025	4,830	5,069
Becton, Dickinson and Co. 2.675% 2019	2,962	2,993
Becton, Dickinson and Co. 2.894% 2022	6,485	6,505
Becton, Dickinson and Co. 3.363% 2024	11,750	11,864
Becton, Dickinson and Co. 3.734% 2024	1,504	1,548
Becton, Dickinson and Co. 3.70% 2027	33,310	33,571
Biogen Inc. 3.625% 2022	2,916	3,056
Boston Scientific Corp. 2.85% 2020	13,470	13,669
Boston Scientific Corp. 6.00% 2020	8,075	8,721
Boston Scientific Corp. 3.375% 2022	6,300	6,477
Centene Corp. 4.75% 2025	2,200	2,277
EMD Finance LLC 2.40% 20202	1,600	1,607
EMD Finance LLC 2.95% 20222	9,800	9,958
EMD Finance LLC 3.25% 20252	12,900	13,089
Endo International PLC 5.875% 20242	225	237
HCA Inc. 5.25% 2026	2,175	2,319
HCA Inc. 5.50% 2047	580	592
Hologic, Inc. 4.375% 20252	880	896
IMS Health Holdings, Inc. 5.00% 20262	1,000	1,065
Laboratory Corporation of America Holdings 3.60% 2027	9,200	9,324
Laboratory Corporation of America Holdings 4.70% 2045	12,565	13,105
Mallinckrodt PLC 5.625% 20232	3,000	2,816
McKesson Corp. 2.284% 2019	4,815	4,833
Medtronic, Inc. 3.35% 2027	1,000	1,025
Medtronic, Inc. 4.625% 2045	5,825	6,611
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.677% 20188	30,000	30,059
Molina Healthcare, Inc. 5.375% 2022	4,855	5,076
Novartis AG 5.125% 2019	15,000	15,623
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.62% 20188	5,000	5,009
Pfizer Inc. 7.20% 2039	196	300
Roche Holdings, Inc. 3.00% 20252	3,425	3,446
Roche Holdings, Inc. 2.375% 20272	24,550	23,348
Shire PLC 2.40% 2021	20,275	20,154
Shire PLC 2.875% 2023	13,160	13,042
Shire PLC 3.20% 2026	33,140	32,368
Tenet Healthcare Corp. 4.625% 20242	11,562	11,417
Tenet Healthcare Corp., First Lien, 6.00% 2020	2,000	2,107
Tenet Healthcare Corp., First Lien, 4.50% 2021	17,625	17,889
Teva Pharmaceutical Finance Company BV 1.70% 2019	4,730	4,631
Teva Pharmaceutical Finance Company BV 2.20% 2021	18,465	17,381
Teva Pharmaceutical Finance Company BV 2.80% 2023	20,815	19,172
Teva Pharmaceutical Finance Company BV 3.15% 2026	135,195	120,026
Teva Pharmaceutical Finance Company BV 4.10% 2046	30,040	23,985
UnitedHealth Group Inc. 2.70% 2020	6,460	6,581
UnitedHealth Group Inc. 2.125% 2021	4,000	4,001
UnitedHealth Group Inc. 3.75% 2025	8,180	8,661

Capital Income Builder — Page 11 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Valeant Pharmaceuticals International Inc. 5.50% 20232	$38,085	$32,087
VPI Escrow Corp. 6.375% 20202	27,547	27,444
VPI Escrow Corp. 6.50% 20222	550	585
VPI Escrow Corp. 7.00% 20242	1,000	1,085
VRX Escrow Corp. 5.375% 20202	3,465	3,426
VRX Escrow Corp. 5.875% 20232	1,615	1,367
VRX Escrow Corp. 6.125% 20252	1,110	937
WellPoint, Inc. 2.30% 2018	2,740	2,750
WellPoint, Inc. 2.25% 2019	2,000	2,006
Zimmer Holdings, Inc. 2.00% 2018	4,800	4,804
Zimmer Holdings, Inc. 2.70% 2020	6,600	6,659
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,859
		930,088
Financials 0.81%
ACE Capital Trust II 9.70% 2030	7,210	10,905
ACE INA Holdings Inc. 2.30% 2020	1,625	1,637
ACE INA Holdings Inc. 2.875% 2022	3,695	3,757
ACE INA Holdings Inc. 3.35% 2026	3,690	3,786
ACE INA Holdings Inc. 4.35% 2045	4,135	4,588
Ally Financial Inc. 4.625% 2022	5,460	5,788
American Express Co. 2.20% 2020	18,000	17,977
American Express Co. 3.00% 2024	3,500	3,499
AXA SA, junior subordinated 6.463% (undated)2	1,900	1,956
AXA SA, Series B, junior subordinated 6.379% (undated)2	7,000	8,120
Banco Santander, SA 3.70% 20222	10,500	10,752
Banco Santander, SA 4.40% 20272	1,525	1,570
Bank of America Corp. 5.75% 2017	5,000	5,017
Bank of America Corp. 5.65% 2018	1,940	1,978
Bank of America Corp. 5.875% 2021	5,000	5,526
Bank of America Corp. 2.816% 2023	6,045	6,044
Bank of America Corp. 3.593% 2028	14,288	14,456
Bank of America Corp. 3.824% 2028	5,584	5,756
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,057
Barclays Bank PLC 5.14% 2020	15,525	16,594
Barclays Bank PLC 4.375% 2026	9,450	9,921
BB&T Corp. 2.45% 2020	7,800	7,873
Berkshire Hathaway Inc. 2.20% 2021	5,000	5,023
Berkshire Hathaway Inc. 3.125% 2026	6,005	6,085
BPCE SA group 2.75% 2021	9,500	9,621
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20192,7,8,10,11	4,395	4,395
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20192,7,8,10,11	1,175	1,175
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	1,900	1,957
Citigroup Inc. 2.50% 2018	7,500	7,545
Citigroup Inc. 8.50% 2019	12,656	13,891
Citigroup Inc. 3.20% 2026	12,531	12,415
Crédit Agricole SA 3.25% 20242	3,625	3,630
Credit Suisse Group AG 3.80% 2022	7,888	8,205
Credit Suisse Group AG 2.997% 20232	6,750	6,740
Credit Suisse Group AG 3.80% 2023	12,050	12,519
Discover Financial Services 10.25% 2019	4,334	4,850
Discover Financial Services 4.10% 2027	12,500	12,805
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,400
Goldman Sachs Group, Inc. 2.905% 2023	23,180	23,100

Capital Income Builder — Page 12 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal?amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.908% 2023	$18,658	$18,639
Goldman Sachs Group, Inc. 2.917% 20238	2,931	3,055
HBOS PLC 6.75% 20182	25,085	25,736
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 2.208% 20188	5,000	5,036
Intesa Sanpaolo SpA 5.017% 20242	51,570	52,843
JPMorgan Chase & Co. 6.30% 2019	5,000	5,313
JPMorgan Chase & Co. 4.625% 2021	5,000	5,379
JPMorgan Chase & Co. 3.54% 2028	17,000	17,217
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	49,540	50,865
Leucadia National Corp. 5.50% 2023	3,265	3,478
Lloyds Banking Group PLC 2.907% 2023	3,600	3,602
MetLife Global Funding I 2.30% 20192	5,395	5,430
MetLife Global Funding I 2.00% 20202	2,155	2,153
MetLife Global Funding I 2.50% 20202	4,000	4,045
MetLife Global Funding I 1.95% 20212	11,000	10,845
MetLife, Inc. 3.60% 2025	2,870	2,990
Metropolitan Life Global Funding I, 3.45% 20262	2,420	2,487
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	11,500	11,486
Morgan Stanley 2.125% 2018	10,000	10,020
Morgan Stanley 2.50% 2021	15,000	15,034
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.532% 20248	36,569	37,211
Morgan Stanley 3.875% 2026	7,525	7,854
Morgan Stanley 3.625% 2027	11,478	11,700
Navient Corp. 7.25% 2023	2,500	2,720
Navient Corp. 6.75% 2025	600	629
New York Life Global Funding 1.50% 20192	3,665	3,631
New York Life Global Funding 2.10% 20192	6,000	6,025
New York Life Global Funding 1.95% 20202	2,190	2,185
New York Life Global Funding 1.95% 20202	2,000	1,994
New York Life Global Funding 2.00% 20202	500	500
New York Life Global Funding 1.70% 20212	21,500	21,024
New York Life Global Funding 2.30% 20222	6,500	6,475
Nordea Bank AB 1.625% 20182	2,500	2,501
Northern Trust Corp. 5.85% 20172	2,850	2,852
PRICOA Global Funding I 2.45% 20222	1,710	1,706
QBE Insurance Group Ltd. 2.40% 20182	15,035	15,061
Royal Bank of Canada 2.125% 2020	5,250	5,263
Royal Bank of Scotland PLC 3.498% 2023	13,000	13,106
Sumitomo Mitsui Banking Corp. 2.784% 2022	11,500	11,539
Travelers Companies, Inc. 4.00% 2047	2,625	2,748
UniCredit SPA 5.861% 20322	1,900	2,033
US Bancorp. (3-month USD-LIBOR + 0.49%) 1.805% 20188	5,000	5,023
US Bancorp. 2.00% 2020	2,000	2,002
US Bancorp. 2.625% 2022	7,750	7,850
US Bancorp. 3.15% 2027	8,000	8,041
Wells Fargo & Co. 2.10% 2021	15,000	14,828
Wells Fargo & Co. 2.625% 2022	19,545	19,525
Wells Fargo & Co. 3.00% 2026	3,320	3,257
Wells Fargo & Co. 3.584% 2028	18,425	18,657
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	71,606	73,167
		871,673

Capital Income Builder — Page 13 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 0.66%	Principal?amount (000)	Value (000)
AEP Transmission Company LLC 3.10% 20262	$2,145	$2,147
AES Corp. 4.875% 2023	1,250	1,284
AES Corp. 6.00% 2026	750	812
AES Corp. 5.125% 2027	1,595	1,641
American Electric Power Co., Inc. 2.75% 2026	3,529	3,411
Calpine Corp. 5.375% 2023	1,250	1,220
Calpine Corp. 5.875% 20242	1,500	1,560
Centerpoint Energy, Inc., 2.50% 2022	13,955	13,921
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	23,176
CMS Energy Corp. 8.75% 2019	4,130	4,558
CMS Energy Corp. 6.25% 2020	43	47
CMS Energy Corp. 5.05% 2022	5,460	5,997
CMS Energy Corp. 3.00% 2026	21,274	20,984
CMS Energy Corp. 2.95% 2027	9,250	8,973
CMS Energy Corp. 3.45% 2027	6,966	7,092
CMS Energy Corp. 4.875% 2044	2,552	2,933
Colbun SA 3.95% 20272	13,515	13,527
Commonwealth Edison Company 2.95% 2027	9,700	9,617
Consolidated Edison, Inc. 2.00% 2020	2,225	2,225
Dominion Resources, Inc. 2.579% 2020	2,325	2,339
Duke Energy Corp. 3.95% 2023	1,970	2,096
Duke Energy Corp. 3.75% 2024	2,490	2,607
Duke Energy Corp. 2.65% 2026	7,929	7,623
Duke Energy Corp. 3.15% 2027	9,110	9,062
Duke Energy Corp. 3.95% 2047	1,119	1,127
Edison International 2.40% 2022	3,600	3,570
EDP Finance BV 3.625% 20241,2	15,450	15,694
Emera Inc. 6.75% 2076	16,424	18,867
Emera US Finance LP 4.75% 2046	750	814
Enel Finance International SA 2.75% 20232	4,000	3,975
Enel Finance International SA 3.50% 20282	1,800	1,772
Entergy Corp. 4.00% 2022	28,874	30,552
Entergy Corp. 2.95% 2026	12,750	12,395
Entergy Louisiana, LLC 3.30% 2022	4,864	4,939
Eversource Energy 2.375% 2022	2,824	2,800
Eversource Energy 2.75% 2022	528	533
Eversource Energy 2.80% 2023	3,738	3,757
Exelon Corp. 3.497% 2022	29,356	30,239
Exelon Corp. 3.95% 2025	1,268	1,329
Exelon Corp. 3.40% 2026	1,570	1,584
FirstEnergy Corp. 3.90% 2027	96,171	98,374
FirstEnergy Corp. 3.50% 20282	10,285	10,332
FirstEnergy Corp. 4.85% 2047	10,055	10,875
FirstEnergy Corp., Series B, 4.25% 2023	17,000	18,010
Great Plains Energy Inc. 3.65% 2025	1,688	1,737
Great Plains Energy Inc. 4.20% 2047	4,100	4,293
Indiana Michigan Power Co. 3.75% 2047	900	891
IPALCO Enterprises, Inc. 3.70% 20242	11,975	12,019
Mississippi Power Co. 4.25% 2042	26,132	25,464
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,500	1,522
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	1,428	1,456
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	5,000	5,002
NV Energy, Inc 6.25% 2020	15,290	17,009
Ohio Power Co., Series G, 6.60% 2033	3,178	4,131

Capital Income Builder — Page 14 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
Ohio Power Co., Series D, 6.60% 2033	$704	$918
Pacific Gas and Electric Co. 2.45% 2022	1,050	1,039
Pacific Gas and Electric Co. 3.25% 2023	24,756	25,393
Pacific Gas and Electric Co. 3.85% 2023	2,224	2,333
Pacific Gas and Electric Co. 3.40% 2024	7,332	7,477
Pacific Gas and Electric Co. 3.75% 2024	602	632
Pacific Gas and Electric Co. 3.50% 2025	1,285	1,313
Pacific Gas and Electric Co. 3.30% 2027	1,006	1,012
Pacific Gas and Electric Co. 6.05% 2034	2,000	2,493
Pacific Gas and Electric Co. 3.75% 2042	430	419
Pacific Gas and Electric Co. 4.00% 2046	7,000	7,022
Pennsylvania Electric Co. 3.25% 20282	7,530	7,482
Progress Energy, Inc. 7.05% 2019	9,650	10,305
Progress Energy, Inc. 7.00% 2031	8,000	10,726
Progress Energy, Inc. 7.75% 2031	5,000	7,048
Public Service Co. of Colorado 5.80% 2018	4,850	4,995
Public Service Co. of Colorado 5.125% 2019	1,800	1,891
Public Service Co. of Colorado 3.80% 2047	1,368	1,404
Public Service Enterprise Group Inc. 1.60% 2019	6,000	5,937
Public Service Enterprise Group Inc. 2.00% 2021	13,500	13,209
Puget Energy, Inc. 6.50% 2020	8,815	9,879
Puget Energy, Inc. 5.625% 2022	9,023	10,097
Puget Energy, Inc. 3.65% 2025	8,500	8,717
SCANA Corp. 6.25% 2020	675	724
SCANA Corp. 4.75% 2021	400	416
SCANA Corp. 4.125% 2022	10,000	10,160
South Carolina Electric & Gas Co. 5.45% 2041	2,228	2,586
South Carolina Electric & Gas Co. 4.35% 2042	300	302
South Carolina Electric & Gas Co. 4.10% 2046	5,550	5,472
South Carolina Electric & Gas Co. 5.10% 2065	1,109	1,210
Southwestern Public Service Co. 3.70% 2047	6,950	6,962
Tampa Electric Co. 2.60% 2022	2,399	2,403
Teco Finance, Inc. 5.15% 2020	19,053	20,293
Virginia Electric and Power Co. 3.45% 2024	1,860	1,933
Virginia Electric and Power Co., Series B, 3.45% 2022	2,664	2,773
Virginia Electric and Power Co., Series B, 3.80% 2047	1,854	1,881
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 3.30% 2025	5,850	5,953
Xcel Energy Inc. 6.50% 2036	6,000	8,028
		706,770
Consumer discretionary 0.57%
21st Century Fox America, Inc. 4.95% 2045	1,700	1,885
Adient Global Holdings Ltd. 4.875% 20262	750	775
Amazon.com, Inc. 3.15% 20272	48,325	48,710
Amazon.com, Inc. 3.875% 20372	8,750	9,076
Amazon.com, Inc. 4.05% 20472	24,750	25,646
AMC Networks Inc. 4.75% 2025	2,500	2,503
Bayerische Motoren Werke AG 1.45% 20192	10,210	10,141
Bayerische Motoren Werke AG 2.00% 20212	2,750	2,730
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,554
CBS Outdoor Americas Inc. 5.625% 2024	799	844
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	6,300	6,472
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	4,665	4,925

Capital Income Builder — Page 15 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20262	$3,275	$3,365
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20272	10,085	10,198
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 20282	2,800	2,713
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 20282	9,865	9,784
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20282	18,950	18,903
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20472	4,745	4,818
Comcast Corp. 6.30% 2017	7,000	7,012
Comcast Corp. 2.35% 2027	6,435	6,034
Comcast Corp. 3.15% 2028	22,015	21,844
Comcast Corp. 4.75% 2044	6,995	7,790
Comcast Corp. 4.00% 2047	5,195	5,234
Cumulus Media Inc. 7.75% 2019	5,030	1,490
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.50% 20206,7,8	1,952	1,706
Daimler Finance NA LLC 2.70% 20202	1,500	1,520
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 2.171% 20182,8	1,500	1,508
DaimlerChrysler North America Holding Corp. 2.00% 20212	5,500	5,417
DaimlerChrysler North America Holding Corp. 3.30% 20252	6,750	6,845
Delphi Automotive PLC 5.00% 20252	6,570	6,636
Discovery Communications, Inc. 3.95% 2028	4,500	4,472
Dollar Tree Inc. 5.25% 2020	575	589
Dollar Tree Inc. 5.75% 2023	2,250	2,377
Federated Department Stores, Inc. 6.90% 2029	3,177	3,361
Ford Motor Co. 4.346% 2026	11,500	12,005
Ford Motor Credit Co. 2.375% 2018	2,500	2,503
Ford Motor Credit Co. 2.597% 2019	810	816
Ford Motor Credit Co. 3.219% 2022	4,390	4,460
Ford Motor Credit Co. 3.664% 2024	1,000	1,014
Ford Motor Credit Co. 4.134% 2025	7,500	7,742
Ford Motor Credit Co. 5.291% 2046	13,605	14,457
Gannett Co., Inc. 5.125% 2019	738	750
Gannett Co., Inc. 4.875% 20212	435	446
General Motors Co. 5.40% 2048	8,500	9,003
General Motors Financial Co. 3.70% 2020	15,890	16,484
General Motors Financial Co. 4.375% 2021	1,000	1,063
General Motors Financial Co. 4.00% 2025	4,500	4,617
Hilton Worldwide Holdings Inc. 4.25% 2024	1,500	1,536
Home Depot, Inc. 1.80% 2020	6,860	6,852
Home Depot, Inc. 4.40% 2021	10,000	10,752
Home Depot, Inc. 2.80% 2027	17,550	17,268
Home Depot, Inc. 3.90% 2047	2,250	2,307
Hyundai Capital America 2.55% 20202	3,000	2,991
Hyundai Capital America 2.75% 20202	5,105	5,103
Hyundai Capital America 3.25% 20222	10,000	10,071
Li & Fung Ltd. 6.00% (undated)	28,831	29,292
Lowe’s Companies, Inc. 4.05% 2047	4	4
Marks and Spencer Group PLC 6.25% 20172	6,729	6,751
McDonald’s Corp. 2.625% 2022	2,065	2,088
McDonald’s Corp. 3.70% 2026	7,895	8,269
McDonald’s Corp. 3.50% 2027	1,500	1,545
McDonald’s Corp. 4.875% 2045	6,450	7,364
McDonald’s Corp. 4.45% 2047	6,250	6,707
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.242% 20226,7,8	3,565	3,550
MGM Resorts International 7.75% 2022	1,500	1,746
MGM Resorts International 4.625% 2026	1,425	1,432

Capital Income Builder — Page 16 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.044% 20182,8	$13,105	$13,144
NBC Universal Enterprise, Inc. 5.25% 20492	9,635	10,309
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,220
Newell Rubbermaid Inc. 3.15% 2021	11,120	11,372
Newell Rubbermaid Inc. 3.85% 2023	11,275	11,841
Newell Rubbermaid Inc. 4.20% 2026	16,710	17,627
Newell Rubbermaid Inc. 5.50% 2046	14,150	16,822
NIKE, Inc. 3.875% 2045	7,145	7,288
Petsmart, Inc. 7.125% 20232	7,100	5,431
Petsmart, Inc. 5.875% 20252	1,770	1,549
Playa Resorts Holding BV 8.00% 20202	5,002	5,202
S.A.C.I. Falabella 3.75% 20272	2,010	1,970
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,270	3,262
Schaeffler Verwaltungs 4.125% 20212,9	2,250	2,301
Schaeffler Verwaltungs 4.50% 20232,9	1,500	1,551
Standard Pacific Corp. 8.375% 2021	5,000	5,837
Starbucks Corp. 4.30% 2045	1,750	1,900
Tenneco Inc. 5.00% 2026	1,475	1,519
Thomson Reuters Corp. 4.30% 2023	2,485	2,645
Thomson Reuters Corp. 5.65% 2043	2,375	2,802
Time Warner Cable Inc. 5.00% 2020	10,000	10,528
Time Warner Inc. 3.80% 2027	4,535	4,543
Univision Communications Inc. 6.75% 20222	3,197	3,321
Univision Communications Inc. 5.125% 20232	2,585	2,624
Volkswagen Group of America Finance, LLC 2.40% 20202	4,070	4,085
Warner Music Group 5.625% 20222	2,750	2,863
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20272	3,170	3,241
ZF Friedrichshafen AG 4.50% 20222	1,000	1,049
ZF Friedrichshafen AG 4.75% 20252	500	528
		608,239
Consumer staples 0.48%
Altria Group, Inc. 9.25% 2019	3,834	4,314
Altria Group, Inc. 2.625% 2020	4,340	4,399
Altria Group, Inc. 4.75% 2021	1,500	1,628
Altria Group, Inc. 2.95% 2023	3,800	3,863
Altria Group, Inc. 4.00% 2024	3,000	3,207
Altria Group, Inc. 2.625% 2026	1,375	1,325
Altria Group, Inc. 5.375% 2044	3,375	4,028
Altria Group, Inc. 3.875% 2046	11,640	11,407
Anheuser-Busch InBev NV 6.875% 2019	16,000	17,557
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,318
Anheuser-Busch InBev NV 3.65% 2026	35,570	36,762
Anheuser-Busch InBev NV 4.90% 2046	6,170	6,953
British American Tobacco PLC 2.764% 20222	5,970	5,981
British American Tobacco PLC 3.222% 20242	2,500	2,520
British American Tobacco PLC 3.557% 20272	52,725	52,958
British American Tobacco PLC 4.39% 20372	2,500	2,592
British American Tobacco PLC 4.54% 20472	25,235	25,834
Church & Dwight Co., Inc. 3.15% 2027	1,500	1,480
Coca-Cola Co. 2.20% 2022	5,250	5,262
Colgate-Palmolive Co. 3.70% 2047	1,380	1,384
Constellation Brands, Inc. 2.25% 2020	10,000	9,980
Constellation Brands, Inc. 2.65% 2022	7,060	7,031

Capital Income Builder — Page 17 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal?amount (000)	Value (000)
Constellation Brands, Inc. 2.70% 2022	$415	$417
Constellation Brands, Inc. 3.50% 2027	1,545	1,568
Constellation Brands, Inc. 4.50% 2047	445	476
Costco Wholesale Corp. 2.15% 2021	5,000	5,008
Costco Wholesale Corp. 2.30% 2022	17,110	17,124
Costco Wholesale Corp. 2.75% 2024	3,000	3,025
Costco Wholesale Corp. 3.00% 2027	7,500	7,532
Molson Coors Brewing Co. 1.45% 2019	1,245	1,235
Molson Coors Brewing Co. 1.90% 20192	855	853
Molson Coors Brewing Co. 2.25% 20202	735	735
Molson Coors Brewing Co. 2.10% 2021	3,325	3,291
Molson Coors Brewing Co. 3.00% 2026	9,770	9,532
Molson Coors Brewing Co. 4.20% 2046	2,955	2,926
PepsiCo, Inc. 2.00% 2021	3,500	3,491
PepsiCo, Inc. 2.25% 2022	3,000	2,994
PepsiCo, Inc. 3.00% 2027	23,000	22,919
PepsiCo, Inc. 4.00% 2047	1,000	1,045
Pernod Ricard SA 4.45% 20222	12,500	13,438
Philip Morris International Inc. 2.00% 2020	4,175	4,175
Philip Morris International Inc. 2.375% 2022	14,845	14,736
Philip Morris International Inc. 2.50% 2022	11,000	10,953
Philip Morris International Inc. 2.625% 2022	1,850	1,867
Philip Morris International Inc. 3.60% 2023	4,545	4,758
Philip Morris International Inc. 3.125% 2028	6,000	5,958
Philip Morris International Inc. 3.875% 2042	4,500	4,496
Philip Morris International Inc. 4.25% 2044	6,000	6,295
Pilgrim’s Pride Corp. 5.875% 20272	2,370	2,471
Procter & Gamble Co. 3.50% 2047	2,000	1,988
Reckitt Benckiser Group PLC 2.375% 20222	13,240	13,081
Reckitt Benckiser Group PLC 2.75% 20242	5,905	5,799
Reynolds American Inc. 2.30% 2018	2,645	2,653
Reynolds American Inc. 3.25% 2020	7,355	7,545
Reynolds American Inc. 4.00% 2022	4,500	4,746
Reynolds American Inc. 4.45% 2025	21,000	22,624
Reynolds American Inc. 5.70% 2035	1,565	1,852
Reynolds American Inc. 5.85% 2045	24,840	30,623
Walgreens Boots Alliance, Inc. 3.45% 2026	2,525	2,485
Walgreens Boots Alliance, Inc. 4.65% 2046	1,250	1,289
Wal-Mart Stores, Inc. 2.35% 2022	5,000	4,992
Wal-Mart Stores, Inc. 2.65% 2024	2,500	2,498
WM. Wrigley Jr. Co 2.40% 20182	4,075	4,100
WM. Wrigley Jr. Co 2.90% 20192	2,000	2,031
WM. Wrigley Jr. Co 3.375% 20202	43,185	44,550
		519,957
Telecommunication services 0.48%
Altice NV 6.50% 20222	700	726
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,219
América Móvil, SAB de CV 8.46% 2036	147,200	7,000
AT&T Inc. 4.25% 2027	$15,000	15,410
AT&T Inc. 8.25% 2031	2,633	3,724
AT&T Inc. 4.90% 2037	9,000	9,024
AT&T Inc. 4.35% 2045	8,157	7,311
AT&T Inc. 5.45% 2047	3,270	3,425

Capital Income Builder — Page 18 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
AT&T Inc. 4.50% 2048	$11,037	$10,039
AT&T Inc. 5.15% 2050	35,824	35,462
AT&T Inc. 5.30% 2058	3,045	3,025
CenturyLink, Inc. 7.50% 2024	22,033	23,465
CenturyLink, Inc., Series T, 5.80% 2022	5,725	5,832
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,593
Deutsche Telekom International Finance BV 2.82% 20222	11,250	11,329
Deutsche Telekom International Finance BV 2.485% 20232	7,500	7,308
Frontier Communications Corp. 8.875% 2020	1,650	1,611
Frontier Communications Corp. 6.25% 2021	600	496
Frontier Communications Corp. 10.50% 2022	10,825	9,523
Frontier Communications Corp. 11.00% 2025	14,430	12,284
Inmarsat PLC 6.50% 20242	1,000	1,079
SoftBank Group Corp. 3.36% 20232,7	10,000	10,170
Sprint Corp. 6.90% 2019	17,200	18,189
Sprint Corp. 11.50% 2021	136,585	171,756
Sprint Corp. 7.875% 2023	42,000	47,040
T-Mobile US, Inc. 6.50% 2024	3,000	3,210
T-Mobile US, Inc. 6.375% 2025	8,275	8,958
T-Mobile US, Inc. 6.50% 2026	17,075	18,934
Verizon Communications Inc. 2.946% 2022	800	813
Verizon Communications Inc. 4.125% 2027	4,676	4,889
Verizon Communications Inc. 4.50% 2033	33,526	34,630
Verizon Communications Inc. 4.125% 2046	8,993	8,181
		512,655
Materials 0.27%
Anglo American Capital PLC 3.625% 20242	10,000	10,068
Anglo American Capital PLC 4.00% 20272	3,000	3,005
Ball Corp. 4.375% 2020	1,225	1,291
CEMEX SAB de CV 5.70% 2025	7,944	8,381
CEMEX SAB de CV 7.75% 2026	10,190	11,567
CF Industries, Inc. 5.375% 2044	2,527	2,435
Dow Chemical Co. 4.125% 2021	5,300	5,623
Dow Chemical Co. 4.625% 2044	2,500	2,687
Ecolab Inc. 4.35% 2021	1,500	1,616
First Quantum Minerals Ltd. 7.00% 20212	15,384	16,019
First Quantum Minerals Ltd. 7.25% 20222	87,125	91,481
FMG Resources 9.75% 20222	5,500	6,160
Freeport-McMoRan Inc. 6.875% 2023	7,250	7,967
Georgia Gulf Corp. 4.875% 2023	2,500	2,622
LYB International Finance BV 3.50% 2027	6,750	6,758
LYB International Finance BV 4.875% 2044	500	548
LyondellBasell Industries NV 6.00% 2021	2,700	3,035
Monsanto Co. 2.75% 2021	515	520
Monsanto Co. 4.40% 2044	300	313
Mosaic Co. 4.25% 2023	1,700	1,779
Nova Chemicals Corp 5.25% 20272	2,180	2,224
Olin Corp. 5.125% 2027	1,125	1,185
Platform Specialty Products Corp. 10.375% 20212	4,300	4,676
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	420
Praxair, Inc. 3.00% 2021	5,000	5,146
Praxair, Inc. 2.20% 2022	2,000	1,991
Rayonier Advanced Materials Inc. 5.50% 20242	2,545	2,481

Capital Income Builder — Page 19 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Reynolds Group Inc. 5.75% 2020	$4,000	$4,075
Sherwin-Williams Co. 2.75% 2022	1,560	1,571
Sherwin-Williams Co. 3.125% 2024	330	334
Sherwin-Williams Co. 3.45% 2027	25,720	26,178
Sherwin-Williams Co. 4.50% 2047	6,275	6,682
SPCM SA 4.875% 20252	2,585	2,663
Steel Dynamics, Inc. 4.125% 20252	1,475	1,482
Vale Overseas Ltd. 6.875% 2036	5,435	6,538
Vale Overseas Ltd. 6.875% 2039	26,855	32,218
Vale SA 5.625% 2042	315	334
Yara International ASA 7.875% 20192	2,225	2,411
		286,484
Industrials 0.25%
3M Co. 2.25% 2023	4,935	4,917
3M Co. 2.25% 2026	7,250	6,925
Airbus Group SE 2.70% 20232	5,335	5,388
Allison Transmission Holdings, Inc. 4.75% 20272	2,930	2,967
American Airlines, Inc., 5.50% 20192	2,000	2,090
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20247	365	391
ARAMARK Corp. 5.125% 2024	2,500	2,650
BNSF Funding Trust I 6.613% 2055	6,700	7,760
Builders FirstSource, Inc. 10.75% 20232	6,025	6,869
Canadian National Railway Co. 5.55% 2018	25,000	25,524
Canadian National Railway Co. 3.20% 2046	2,960	2,764
CEVA Group PLC 7.00% 20212	1,850	1,781
CEVA Group PLC 9.00% 20212	775	715
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20216,7,8	515	500
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20216,7,8	90	88
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.878% 20216,7,8	524	509
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.878% 20216,7,8	722	702
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20197	195	196
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20227	1,267	1,349
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20227	3,227	3,564
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20227	4,757	5,234
Corporate Risk Holdings LLC 9.50% 20192	6,538	6,930
Deck Chassis Acquisition Inc. 10.00% 20232	2,500	2,813
ERAC USA Finance Co. 2.70% 20232	13,700	13,431
ERAC USA Finance Co. 4.20% 20462	1,250	1,203
FedEx Corp. 4.40% 2047	1,240	1,294
General Electric Capital Corp. 2.342% 2020	5,984	6,015
General Electric Corp. 5.25% 2017	12,500	12,545
Honeywell International Inc. 1.85% 2021	10,500	10,383
Lockheed Martin Corp. 1.85% 2018	3,370	3,374
Lockheed Martin Corp. 2.50% 2020	10,040	10,173
Lockheed Martin Corp. 3.10% 2023	2,370	2,435
Lockheed Martin Corp. 3.55% 2026	8,820	9,190
Lockheed Martin Corp. 4.50% 2036	2,320	2,571
Lockheed Martin Corp. 4.70% 2046	8,985	10,233
LSC Communications, Inc. 8.75% 20232	1,025	1,057
Northrop Grumman Corp., 2.55% 2022	10,020	10,043
Northrop Grumman Corp., 3.25% 2028	17,240	17,385
Northrop Grumman Corp., 4.03% 2047	12,385	12,766
Republic Services, Inc. 3.80% 2018	2,500	2,529

Capital Income Builder — Page 20 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
Rockwell Collins, Inc. 2.80% 2022	$2,430	$2,456
Roper Technologies, Inc. 2.80% 2021	1,380	1,394
Roper Technologies, Inc. 3.80% 2026	3,865	4,012
Siemens AG 2.70% 20222	10,750	10,906
United Technologies Corp. 2.30% 2022	4,000	3,972
United Technologies Corp. 3.125% 2027	24,000	24,053
		266,046
Information technology 0.24%
Analog Devices, Inc. 2.50% 2021	6,990	7,000
Analog Devices, Inc. 3.125% 2023	2,500	2,532
Analog Devices, Inc. 3.50% 2026	10,020	10,186
Apple Inc. 1.55% 2021	12,130	11,882
Apple Inc. 2.90% 2027	20,750	20,556
Apple Inc. 3.20% 2027	5,750	5,845
Apple Inc. 3.35% 2027	14,275	14,666
Apple Inc. 4.25% 2047	3,000	3,222
Broadcom Ltd. 3.00% 20222	35,500	35,968
Broadcom Ltd. 3.625% 20242	13,750	14,202
Broadcom Ltd. 3.875% 20272	54,600	56,276
Camelot Finance SA, Term Loan, 4.742% 20236,7,8	1,980	1,995
First Data Corp. 5.00% 20242	2,500	2,606
Harris Corp. 2.70% 2020	1,530	1,547
Harris Corp. 3.832% 2025	815	847
Infor (US), Inc. 5.75% 20202	1,475	1,520
International Business Machines Corp. 3.375% 2023	5,000	5,212
Microsoft Corp. 1.55% 2021	3,250	3,187
Microsoft Corp. 2.875% 2024	5,150	5,245
Microsoft Corp. 3.30% 2027	4,920	5,083
Microsoft Corp. 3.70% 2046	1,800	1,816
Microsoft Corp. 4.25% 2047	9,250	10,235
NXP BV and NXP Funding LLC 4.125% 20202	1,500	1,566
NXP BV and NXP Funding LLC 4.125% 20212	1,250	1,309
Oracle Corp. (3-month USD-LIBOR + 0.58%) 1.939% 20198	5,000	5,034
Oracle Corp. 1.90% 2021	16,750	16,582
Oracle Corp. 2.65% 2026	4,750	4,658
Oracle Corp. 4.125% 2045	2,525	2,664
Oracle Corp. 4.00% 2046	4,250	4,412
Visa Inc. 2.75% 2027	5,225	5,132
		262,985
Real estate 0.19%
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,979
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,944
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,160	2,222
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,277
American Campus Communities, Inc. 3.35% 2020	2,200	2,260
American Campus Communities, Inc. 3.75% 2023	10,190	10,582
American Campus Communities, Inc. 4.125% 2024	3,000	3,142
American Campus Communities, Inc. 3.625% 2027	12,010	12,036
Brandywine Operating Partnership, LP 3.95% 2023	170	173
Corporate Office Properties LP 5.25% 2024	590	641
Corporate Office Properties LP 5.00% 2025	4,335	4,662
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,830

Capital Income Builder — Page 21 of 30

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
DDR Corp. 4.25% 2026	$415	$419
DDR Corp. 4.70% 2027	1,200	1,249
Developers Diversified Realty Corp. 3.90% 2024	10,420	10,522
EPR Properties 4.50% 2025	7,265	7,490
EPR Properties 4.75% 2026	3,865	4,035
Essex Portfolio L.P. 3.625% 2022	410	425
Essex Portfolio L.P. 3.25% 2023	7,845	7,973
Essex Portfolio L.P. 3.875% 2024	2,335	2,427
Gaming and Leisure Properties, Inc. 4.375% 2021	550	576
Hospitality Properties Trust 5.00% 2022	5,250	5,653
Hospitality Properties Trust 4.50% 2023	5,980	6,332
Hospitality Properties Trust 4.50% 2025	3,925	4,091
Hospitality Properties Trust 3.95% 2028	5,130	5,044
Host Hotels & Resorts LP 4.50% 2026	650	686
Howard Hughes Corp. 5.375% 20252	7,700	7,931
iStar Inc. 4.625% 2020	2,160	2,211
Kimco Realty Corp. 3.40% 2022	870	895
Kimco Realty Corp. 3.30% 2025	5,000	5,017
Kimco Realty Corp. 3.80% 2027	5,000	5,073
Public Storage 2.37% 2022	320	318
Public Storage 3.094% 2027	2,405	2,393
Scentre Group 2.375% 20192	3,950	3,961
Scentre Group 2.375% 20212	4,220	4,190
Scentre Group 3.25% 20252	4,155	4,115
Scentre Group 3.50% 20252	9,000	9,084
Scentre Group 3.75% 20272	1,500	1,527
Select Income REIT 4.15% 2022	2,070	2,111
Simon Property Group, LP 2.35% 2022	3,250	3,242
WEA Finance LLC 2.70% 20192	9,415	9,494
WEA Finance LLC 3.25% 20202	22,015	22,463
Westfield Corp. Ltd. 3.15% 20222	14,685	14,848
		208,543
Total corporate bonds & notes		6,428,672
Mortgage-backed obligations 4.23%
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 9.030% 20347,8	17	17
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.528% 20347,8	728	760
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 20507,8	1,355	1,354
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.227% 20497,8	5,000	5,019
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.499% 20432,7,8	105	105
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20327	235	263
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20327	147	161
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20337	199	214
Fannie Mae 4.50% 20207	216	219
Fannie Mae 6.00% 20217	399	420
Fannie Mae 5.00% 20237	993	1,045
Fannie Mae 4.50% 20247	4,986	5,219
Fannie Mae 4.50% 20247	1,223	1,282
Fannie Mae 6.00% 20247	2,010	2,255
Fannie Mae 6.00% 20247	15	16
Fannie Mae 6.00% 20267	7,085	7,949
Fannie Mae 6.00% 20277	10,305	11,562
Fannie Mae 3.50% 20327,12	75,000	77,817

Capital Income Builder — Page 22 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 3.50% 20337,12	$25,000	$25,927
Fannie Mae 5.50% 20337	285	317
Fannie Mae 3.50% 20357	36,229	37,759
Fannie Mae 6.00% 20367	4,443	5,040
Fannie Mae 6.00% 20367	3,378	3,832
Fannie Mae 6.00% 20367	2,694	3,070
Fannie Mae 6.00% 20367	2,075	2,356
Fannie Mae 6.00% 20367	859	974
Fannie Mae 3.50% 20377	59,227	61,492
Fannie Mae 5.50% 20377	325	362
Fannie Mae 6.50% 20377	1,175	1,335
Fannie Mae 6.50% 20377	180	204
Fannie Mae 6.50% 20377	143	148
Fannie Mae 7.00% 20377	3,013	3,537
Fannie Mae 7.00% 20377	218	242
Fannie Mae 7.50% 20377	453	500
Fannie Mae 5.50% 20387	3,013	3,359
Fannie Mae 5.50% 20387	2,259	2,521
Fannie Mae 5.50% 20387	985	1,098
Fannie Mae 5.50% 20387	573	637
Fannie Mae 5.50% 20387	311	344
Fannie Mae 6.00% 20387	1,551	1,763
Fannie Mae 7.00% 20387	61	71
Fannie Mae 5.50% 20397	210	233
Fannie Mae 4.00% 20407	668	710
Fannie Mae 6.00% 20407	10,767	12,205
Fannie Mae 4.00% 20417	1,059	1,125
Fannie Mae 4.00% 20417	637	677
Fannie Mae 4.00% 20417	543	577
Fannie Mae 4.00% 20417	318	339
Fannie Mae 5.00% 20417	10,596	11,529
Fannie Mae 6.00% 20417	7,526	8,505
Fannie Mae 4.00% 20427	25,443	26,998
Fannie Mae 4.00% 20427	14,967	15,883
Fannie Mae 4.00% 20427	5,201	5,525
Fannie Mae 4.00% 20427	3,658	3,883
Fannie Mae 4.00% 20427	2,153	2,285
Fannie Mae 4.00% 20427	1,753	1,862
Fannie Mae 4.50% 20437	4,911	5,258
Fannie Mae 4.00% 20447	12,153	12,873
Fannie Mae 4.00% 20447	7,156	7,578
Fannie Mae 4.00% 20447	7,098	7,519
Fannie Mae 4.00% 20457	17,685	18,736
Fannie Mae 3.00% 20467	75,935	76,036
Fannie Mae 3.50% 20467	2,653	2,745
Fannie Mae 4.00% 20467	50,966	53,990
Fannie Mae 4.00% 20467	31,802	33,689
Fannie Mae 4.00% 20467	25,528	27,040
Fannie Mae 4.00% 20467	23,252	24,559
Fannie Mae 4.00% 20467	21,717	23,005
Fannie Mae 4.00% 20467	17,875	18,880
Fannie Mae 4.00% 20467	13,096	13,833
Fannie Mae 4.00% 20467	7,612	8,063
Fannie Mae 4.00% 20467	6,975	7,367
Fannie Mae 4.00% 20467	5,276	5,572

Capital Income Builder — Page 23 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 4.00% 20467	$5,182	$5,489
Fannie Mae 4.50% 20467	5,094	5,456
Fannie Mae 3.50% 20477,12	57,100	58,589
Fannie Mae 4.00% 20477,12	477,150	499,954
Fannie Mae 4.00% 20477	149,571	157,310
Fannie Mae 4.00% 20477	97,503	102,508
Fannie Mae 4.00% 20477,12	75,000	78,703
Fannie Mae 4.00% 20477	50,000	52,587
Fannie Mae 4.00% 20477	39,745	41,802
Fannie Mae 4.00% 20477	28,199	29,869
Fannie Mae 4.00% 20477	12,668	13,384
Fannie Mae 4.00% 20477	10,646	11,245
Fannie Mae 4.00% 20477	3,200	3,366
Fannie Mae 4.50% 20477	97,527	104,316
Fannie Mae 4.50% 20477	85,436	91,362
Fannie Mae 4.50% 20477,12	85,100	90,974
Fannie Mae 4.50% 20477	75,000	80,337
Fannie Mae 4.50% 20477	72,578	77,660
Fannie Mae 4.50% 20477	48,711	52,087
Fannie Mae 4.50% 20477	16,909	18,084
Fannie Mae 4.50% 20477	6,225	6,659
Fannie Mae 4.50% 20477	4,748	5,077
Fannie Mae 4.50% 20477,12	2,100	2,242
Fannie Mae 7.00% 20477	59	66
Fannie Mae, Series 2006-78, Class CG, 4.50% 20217	399	401
Fannie Mae, Series 2017-M7, Class A2, multifamily 2.961% 20277,8	5,782	5,844
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20317	594	642
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 20367	1,734	1,504
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 20367	1,180	1,048
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 20367	364	325
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20367	219	186
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.518% 20367,8	1,618	1,609
Fannie Mae, Series 2001-50, Class BA, 7.00% 20417	78	89
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20417	80	94
Freddie Mac 5.50% 20237	851	898
Freddie Mac 5.50% 20277	2,116	2,340
Freddie Mac 3.50% 20347	1,180	1,227
Freddie Mac 3.50% 20357	15,096	15,700
Freddie Mac 3.50% 20357	7,956	8,275
Freddie Mac 3.50% 20357	6,548	6,810
Freddie Mac 3.50% 20357	6,316	6,569
Freddie Mac 3.50% 20357	3,782	3,934
Freddie Mac 3.50% 20357	430	447
Freddie Mac 3.50% 20367	24,625	25,610
Freddie Mac 5.00% 20387	1,498	1,637
Freddie Mac 5.50% 20387	2,861	3,179
Freddie Mac 5.00% 20397	10,882	11,888
Freddie Mac 4.00% 20407	1,669	1,769
Freddie Mac 6.00% 20407	116	131
Freddie Mac 4.50% 20417	17,578	18,847
Freddie Mac 4.50% 20417	748	802
Freddie Mac 5.00% 20417	340	372
Freddie Mac 5.50% 20417	5,196	5,776
Freddie Mac 4.00% 20427	15,116	15,929
Freddie Mac 4.50% 20437	1,814	1,939

Capital Income Builder — Page 24 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 3.50% 20457	$40,704	$42,225
Freddie Mac 3.50% 20467	20,931	21,624
Freddie Mac 3.50% 20467	8,637	8,923
Freddie Mac 3.50% 20467	490	499
Freddie Mac 4.00% 20467	34,119	36,067
Freddie Mac 4.00% 20467	19,484	20,597
Freddie Mac 4.00% 20467	17,919	18,942
Freddie Mac 4.00% 20467	4,105	4,340
Freddie Mac 3.50% 20477	51,000	52,488
Freddie Mac 3.50% 20477,12	47,525	48,764
Freddie Mac 3.50% 20477	11,306	11,632
Freddie Mac 4.00% 20477,12	189,919	198,985
Freddie Mac 4.00% 20477	100,000	105,194
Freddie Mac 4.00% 20477	69,875	73,455
Freddie Mac 4.00% 20477	49,833	52,329
Freddie Mac 4.00% 20477,12	12,500	13,119
Freddie Mac 4.50% 20477	121,452	130,230
Freddie Mac 4.50% 20477	42,204	45,075
Freddie Mac 4.50% 20477	39,459	42,147
Freddie Mac 4.50% 20477	23,070	24,648
Freddie Mac 4.50% 20477	12,717	13,631
Freddie Mac 4.50% 20477	2,638	2,830
Freddie Mac 6.50% 20477	412	456
Freddie Mac Pool #760014 2.969% 20457,8	5,317	5,466
Freddie Mac, Series 2890, Class KT, 4.50% 20197	280	282
Freddie Mac, Series K716, Class A2, multifamily 3.13% 20217	8,590	8,873
Freddie Mac, Series K023, Class A2, multifamily 2.307% 20227	18,009	18,029
Freddie Mac, Series K020, Class A2, multifamily 2.373% 20227	10,110	10,169
Freddie Mac, Series K021, Class A2, multifamily 2.396% 20227	41,420	41,661
Freddie Mac, Series K024, Class A2, multifamily 2.573% 20227	5,965	6,039
Freddie Mac, Series K718, Class A2, multifamily 2.791% 20227	11,565	11,823
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20237	3,717	3,742
Freddie Mac, Series K030, Class A2, multifamily 3.25% 20237,8	9,380	9,797
Freddie Mac, Series 2642, Class BL, 3.50% 20237	244	246
Freddie Mac, Series 2626, Class NG, 3.50% 20237	15	15
Freddie Mac, Series K036, Class A2, multifamily 3.527% 20237,8	10,000	10,599
Freddie Mac, Series K043, Class A2, multifamily 3.062% 20247	28,910	29,892
Freddie Mac, Series K044, Class A2, multifamily 2.811% 20257	41,090	41,769
Freddie Mac, Series K050, Class A2, multifamily 3.334% 20257,8	20,000	20,983
Freddie Mac, Series 3135, Class OP, principal only, 0% 20267	641	596
Freddie Mac, Series K056, Class A2, multifamily 2.525% 20267	10,000	9,858
Freddie Mac, Series K057, Class A2, multifamily 2.57% 20267	12,000	11,855
Freddie Mac, Series K055, Class A2, multifamily 2.673% 20267	7,000	6,986
Freddie Mac, Series K061, Class A2, multifamily, 3.347% 20267	26,430	27,614
Freddie Mac, Series K062, Class A2, multifamily, 3.413% 20267	12,435	13,039
Freddie Mac, Series K066, Class A2, multifamily 3.117% 20277	8,720	8,929
Freddie Mac, Series K067, Class A2, multifamily 3.194% 20277	9,620	9,911
Freddie Mac, Series K064, Class A2, multifamily 3.224% 20277	8,775	9,069
Freddie Mac, Series K068, Class A2, multifamily 3.244% 20277	4,700	4,859
Freddie Mac, Series 2122, Class QM, 6.25% 20297	1,532	1,665
Freddie Mac, Series 3136, Class OP, principal only, 0% 20367	2,101	1,875
Freddie Mac, Series 3155, Class FO, principal only, 0% 20367	1,209	1,100
Freddie Mac, Series 3147, Class OD, principal only, 0% 20367	753	663
Freddie Mac, Series 3149, Class MO, principal only, 0% 20367	680	640
Freddie Mac, Series 3149, Class AO, principal only, 0% 20367	578	523

Capital Income Builder — Page 25 of 30

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac, Series 3117, Class OG, principal only, 0% 20367	$360	$328
Freddie Mac, Series K063, Class A2, multifamily 3.43% 20507	7,000	7,355
Government National Mortgage Assn. 4.50% 20377	2,110	2,253
Government National Mortgage Assn. 6.00% 20397	2,847	3,214
Government National Mortgage Assn. 6.50% 20397	404	448
Government National Mortgage Assn. 3.50% 20407	249	259
Government National Mortgage Assn. 5.00% 20407	2,652	2,853
Government National Mortgage Assn. 5.50% 20407	3,889	4,348
Government National Mortgage Assn. 4.50% 20417	2,923	3,109
Government National Mortgage Assn. 5.00% 20417	3,601	3,871
Government National Mortgage Assn. 6.50% 20417	1,693	1,896
Government National Mortgage Assn. 4.50% 20437	16,428	17,450
Government National Mortgage Assn. 4.50% 20437	1,754	1,861
Government National Mortgage Assn. 4.50% 20437	1,604	1,702
Government National Mortgage Assn. 4.50% 20457	50,515	53,612
Government National Mortgage Assn. 4.50% 20457	6,753	7,167
Government National Mortgage Assn. 4.50% 20457	4,733	5,023
Government National Mortgage Assn. 4.00% 20477,12	187,650	196,915
Government National Mortgage Assn. 4.00% 20477,12	110,000	115,504
Government National Mortgage Assn. 4.00% 20477	67,350	71,100
Government National Mortgage Assn. 4.50% 20477,12	50,000	52,990
Government National Mortgage Assn. 4.50% 20477,12	49,250	52,135
Government National Mortgage Assn. 4.50% 20477	984	1,044
Government National Mortgage Assn. 5.85% 20587	66	67
Government National Mortgage Assn. 6.21% 20587	138	138
Government National Mortgage Assn. 6.21% 20587	37	37
Government National Mortgage Assn. 4.571% 20617	1,695	1,729
Government National Mortgage Assn. 4.555% 20627	5,517	5,657
Government National Mortgage Assn. 4.633% 20627	2,431	2,500
Government National Mortgage Assn. 4.792% 20627	2,385	2,449
Government National Mortgage Assn. 4.778% 20647	704	717
Government National Mortgage Assn. 4.878% 20647	311	319
Government National Mortgage Assn. 4.885% 20647	331	340
Government National Mortgage Assn. 4.885% 20647	326	334
Government National Mortgage Assn. 4.878% 20657	319	327
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 20357	1,747	1,551
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 20377	1,138	1,035
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20477	51	52
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.334% 20457,8	2,355	2,357
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20582,7,8	1,774	1,785
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 20472,7,8	100	106
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.085% 20192,7,8	22,485	22,492
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20262,7	1,038	1,038
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20262,7,8,10	559	561
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20272,7,10	12,535	12,535
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 20272,7,10	6,210	6,210
Seasoned Credit Risk Transfer, Series 2017-2, Class HA, 2.00% 20567	21,723	21,749
Seasoned Credit Risk Transfer, Series 2017-2, Class MA, 3.00% 20567	19,937	20,109
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20562,7,8	3,390	3,373
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20562,7,8	18,112	18,217
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.838% 20572,7,8	13,500	13,507
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20572,7,8	62,486	62,781
		4,553,867

Capital Income Builder — Page 26 of 30

Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.51%	Principal?amount (000)	Value (000)
Japan Bank for International Cooperation 2.125% 2020	$21,400	$21,360
Manitoba (Province of) 3.05% 2024	6,850	7,035
Ontario (Province of) 3.20% 2024	10,000	10,378
Portuguese Government 4.10% 2037	€23,450	30,969
Portuguese Government 4.10% 2045	1,250	1,622
Portuguese Republic 5.125% 2024	$85,820	90,997
Portuguese Republic 4.125% 2027	€51,600	70,656
Portuguese Republic 3.875% 2030	128,065	169,567
Saudi Arabia (Kingdom of) 2.894% 20222	$5,250	5,263
Saudi Arabia (Kingdom of) 2.875% 20232	9,105	9,077
Saudi Arabia (Kingdom of) 3.628% 20272	5,000	5,084
Saudi Arabia (Kingdom of) 3.625% 20282	31,435	31,238
Saudi Arabia (Kingdom of) 4.625% 20472	5,555	5,697
United Mexican States 4.60% 2048	6,500	6,367
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	77,983
		543,293
Asset-backed obligations 0.36%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 20192,7	$417	417
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20202,7	12,345	12,445
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20212,7	7,500	7,527
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 20222,7	4,010	4,054
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 20207	19,870	19,869
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20252,7,8	7,690	7,708
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 20202,7	3,702	3,740
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20212,7	3,783	3,789
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20252,7,8	14,395	14,477
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20262,7,8	22,260	22,343
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20197	5,929	5,925
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20242,7,8	3,245	3,247
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20262,7,8	27,300	27,335
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20252,7	1,079	1,085
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20232,7	806	806
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20192,7	589	590
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 20202,7	7,100	7,159
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20212,7	1,500	1,519
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20212,7	2,395	2,441
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 20357	280	282
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.429% 20357,8	107	102
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.379% 20367,8	5,007	4,757
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.379% 20377,8	6,602	6,283
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.389% 20377,8	13,963	13,344
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20217	33,755	33,914
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 20362,7	851	851
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20212,7	3,784	3,800
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20212,7	2,738	2,752
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20212,7	2,994	3,020
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20212,7	12,000	12,132
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20222,7	2,890	2,920
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 20202,7	10,794	10,788

Capital Income Builder — Page 27 of 30

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20212,7	$1,365	$1,375
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20222,7	1,510	1,516
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 20222,7	1,925	1,941
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20252,7,8	7,863	7,864
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20222,7	6,340	6,356
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 20202,7	2,000	2,033
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 20197	1,079	1,078
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20232,7,8	2,262	2,268
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20282,7	7,000	7,072
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20292,7	5,770	5,742
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20192,7	2,000	1,999
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.398% 20377,8	9,824	9,369
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 20252,7	1,522	1,527
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 20377,8	2,642	2,468
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.279% 20252,7,8	2,814	2,820
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 20347	9	10
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20207	372	372
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20217	10,000	10,041
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	1,855	1,871
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	7,665	7,721
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	7,550	7,637
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.267% 20237,8	5,000	5,024
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.938% 20297,8	446	450
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20252,7,8	6,150	6,151
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20252,7,8	16,500	16,515
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 20212,7	1,140	1,136
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20197	5,157	5,154
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.309% 20262,7,8	20,925	20,980
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20212,7	2,250	2,265
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20207	6,606	6,598
		388,774
Municipals 0.11% Illinois 0.05%
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	3,180	3,310
G.O. Bonds, Pension Funding Series 2003, 5.10% 20337	42,935	43,366
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,635	5,214
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	1,500	1,624
		53,514
Washington 0.02%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	25,194
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,529
New Jersey 0.02%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,954

Capital Income Builder — Page 28 of 30

Bonds, notes & other debt instruments Municipals (continued) California 0.00%	Principal?amount (000)	Value (000)
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	$3,875	$3,909
		113,100
Federal agency bonds & notes 0.06%
Fannie Mae 1.25% 2021	30,500	29,817
Fannie Mae 2.125% 2026	37,230	36,215
		66,032
Total bonds, notes & other debt instruments (cost: $26,160,534,000)		26,352,562
Short-term securities 5.68%
Apple Inc. 1.18%–1.27% due 11/3/2017–1/23/20182	211,800	211,349
Army and Air Force Exchange Service 1.13% due 11/27/20172	9,200	9,192
Bank of New York Mellon Corp. 1.17%–1.23% due 11/15/2017–1/29/2018	200,000	199,622
CAFCO, LLC 1.28%–1.38% due 11/7/2017–12/20/20172	145,000	144,907
Chariot Funding, LLC 1.30%–1.44% due 12/1/2017–1/4/20182	200,000	199,609
Ciesco LLC 1.28% due 11/2/20172	50,000	49,997
Cisco Systems, Inc. 1.18%–1.19% due 11/8/2017–12/13/20172	175,000	174,820
Coca-Cola Co. 1.22%–1.26% due 11/7/2017–1/29/20182	275,000	274,459
Eli Lilly and Co. 1.10%–1.13% due 11/1/2017–11/28/20172	289,300	289,187
ExxonMobil Corp. 1.10%–1.18% due 11/6/2017–12/18/2017	144,500	144,430
Federal Farm Credit Banks 1.10%–1.21% due 1/10/2018–3/15/2018	102,000	101,656
Federal Home Loan Bank 0.99%–1.14% due 11/1/2017–1/31/2018	1,799,700	1,796,630
Freddie Mac 1.04%–1.11% due 12/5/2017–3/2/2018	173,700	173,276
General Electric Co. 1.08%–1.20% due 11/1/2017–12/4/2017	86,000	85,944
IBM Corp. 1.20%–1.23% due 12/20/2017–12/27/20172	160,200	159,916
IBM Credit Corp. 1.13%–1.23% due 11/10/2017–12/20/20172	113,300	113,192
John Deere Capital Corp. 1.14% due 11/1/20172	50,000	49,998
John Deere Financial Inc. 1.15% due 11/10/20172	50,000	49,984
Johnson & Johnson 1.09%–1.11% due 11/9/2017–11/10/20172	120,000	119,965
Jupiter Securitization Co., LLC 1.20% due 11/2/20172	75,000	74,995
Merck & Co. Inc. 1.11%–1.12% due 11/14/2017–11/16/20172	140,700	140,633
Microsoft Corp. 1.18%–1.23% due 11/15/2017–1/23/20182	96,750	96,548
Paccar Financial Corp. 1.18% due 11/7/2017	23,350	23,345
Pfizer Inc. 1.11%–1.30% due 11/7/2017–1/17/20182	148,400	148,220
Private Export Funding Corp. 1.16% due 11/15/20172	50,000	49,975
Procter & Gamble Co. 1.24% due 2/5/20182	141,400	140,928
Qualcomm Inc. 1.19%–1.24% due 12/6/2017–1/25/20182	193,400	192,854
U.S. Bank, N.A. 1.24%–1.41% due 11/27/2017–4/25/2018	300,000	300,039
U.S. Treasury Bills 1.01%–1.12% due 11/24/2017–2/8/2018	335,400	334,650
Wal-Mart Stores, Inc. 1.14% due 11/13/2017–11/20/20172	221,700	221,592
Walt Disney Co. 1.25% due 12/11/20172	35,200	35,154
Total short-term securities (cost: $6,107,123,000)		6,107,066
Total investment securities 101.46% (cost: $97,097,472,000)		109,143,611
Other assets less liabilities (1.46)%		(1,570,483)
Net assets 100.00%		$107,573,128

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Capital Income Builder — Page 29 of 30

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 10/31/2017 (000)
Purchases (000)	Sales (000)
USD1,546	EUR1,285	Citibank	11/3/2017	$49
USD198,019	GBP146,225	Goldman Sachs	11/6/2017	3,778
USD19,169	GBP14,177	Goldman Sachs	11/6/2017	337
USD211,116	GBP160,000	Citibank	11/21/2017	(1,518)
USD9,507	NZD13,658	Bank of America, N.A.	11/30/2017	166
USD48,771	GBP36,678	JPMorgan Chase	12/15/2017	(13)
				$2,799

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,796,286,000, which represented 4.46% of the net assets of the fund.
3	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,111,000, which represented less than .01% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Scheduled interest and/or principal payment was not received.
6	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,348,000, which represented .01% of the net assets of the fund.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Coupon rate may change periodically.
9	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
10	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,“ was $24,876,000, which represented .02% of the net assets of the fund.
11	Value determined using significant unobservable inputs.
12	Purchased on a TBA basis.

Key to abbreviations and symbols
ADR = American Depositary Receipts	HKD = Hong Kong dollars
Auth. = Authority	LIBOR = London Interbank Offered Rate
CLO = Collateralized Loan Obligations	MXN = Mexican pesos
EUR/€ = Euros	NZD = New Zealand dollars
Fin. = Finance	Ref. = Refunding
G.O. = General Obligation	Rev. = Revenue
GBP = British pounds	TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-012-1217O-S60677	Capital Income Builder — Page 30 of 30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Income Builder

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the investment portfolio (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Capital Income Builder (the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and investment portfolio (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP

Los Angeles, California

December 8, 2017

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: December 29, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2017